UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® High Income Fund

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

7/31/08

MFH-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

September 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technology & Services	9.2%
Utilities - Electric Power	7.6%
Gaming & Lodging	7.5%
Broadcasting	6.7%
Energy - Independent	5.6%

Credit quality of bonds (r)
AAA	3.7%
AA	1.0%
A	1.5%
BBB	0.7%
BB	20.4%
B	50.7%
CCC	19.6%
D	0.1%
Not Rated	2.3%

Portfolio facts
Average Duration (d)(i)	4.2
Average Life (i)(m)	6.6 yrs.
Average Maturity (i)(m)	8.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 7/31/08.

Percentages are based on net assets as of 7/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2008 through July 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008 through July 31, 2008.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/08	Ending Account Value 7/31/08	Expenses Paid During Period (p) 2/01/08-7/31/08
A	Actual	1.02%	$1,000.00	$986.88	$5.04
	Hypothetical (h)	1.02%	$1,000.00	$1,019.79	$5.12
B	Actual	1.72%	$1,000.00	$983.57	$8.48
	Hypothetical (h)	1.72%	$1,000.00	$1,016.31	$8.62
C	Actual	1.72%	$1,000.00	$980.83	$8.47
	Hypothetical (h)	1.72%	$1,000.00	$1,016.31	$8.62
I	Actual	0.72%	$1,000.00	$985.47	$3.55
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
R1	Actual	1.74%	$1,000.00	$980.60	$8.57
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
R2 (formerly R3)	Actual	1.22%	$1,000.00	$985.89	$6.02
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
R3 (formerly R4)	Actual	0.97%	$1,000.00	$984.25	$4.79
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R4 (formerly R5)	Actual	0.72%	$1,000.00	$988.38	$3.56
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
529A	Actual	1.22%	$1,000.00	$983.01	$6.02
	Hypothetical (h)	1.22%	$1,000.00	$1,018.80	$6.12
529B	Actual	1.87%	$1,000.00	$982.68	$9.22
	Hypothetical (h)	1.87%	$1,000.00	$1,015.56	$9.37
529C	Actual	1.87%	$1,000.00	$979.94	$9.21
	Hypothetical (h)	1.87%	$1,000.00	$1,015.56	$9.37

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and services fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.72%; the actual expenses paid during the period would have been approximately $8.47; and the hypothetical expenses paid during the period would have been approximately $8.62.

Effective April 1, 2008 the fund’s Class 529A, Class 529B, and Class 529C shares program manager fee was reduced (as described in Note 3 of the Notes to Financial Statements). Had this fee change been in

4

Expense Table – continued

effect throughout the entire six month period, the annualized expense ratio would have been 1.17%, 1.83%, and 1.82% for Class 529A, Class 529B, and Class 529C shares, respectively; the actual expenses paid during the period would have been approximately $5.77, $9.02, and $8.96 for Class 529A, Class 529B, and Class 529C shares, respectively; and the hypothetical expenses paid during the period would have been approximately $5.87, $9.17, and $9.12 for Class 529A, Class 529B, and Class 529C shares, respectively.

5

PORTFOLIO OF INVESTMENTS

7/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 86.4%
Issuer	Shares/Par	Value ($)

Aerospace - 1.2%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$4,800,000	$4,740,000
Vought Aircraft Industries, Inc., 8%, 2011	6,690,000	6,171,523

		$10,911,523
Airlines - 0.7%
Continental Airlines, Inc., 7.339%, 2014	$5,719,000	$4,289,250
Continental Airlines, Inc., 6.9%, 2017	991,856	803,403
Continental Airlines, Inc., 6.748%, 2017	1,595,724	1,244,665

		$6,337,318
Asset Backed & Securitized - 5.4%
Airlie LCDO Ltd., CDO, FRN, 4.701%, 2011 (z)	$2,326,000	$1,505,387
Anthracite Ltd., CDO, 6%, 2037 (z)	5,148,000	2,574,000
Babson Ltd., CLO, “D”, FRN, 4.291%, 2018 (n)	2,385,000	1,469,160
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	1,550,377	1,370,462
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2051	6,400,848	5,614,014
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2051	1,514,262	1,343,796
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	2,948,120	1,820,596
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,467,534	1,285,808
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)	1,000,000	400,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.095%, 2050 (z)	610,000	158,758
CWCapital Cobalt Ltd., CDO, “G”, FRN, 4.295%, 2050 (z)	1,890,000	431,940
Falcon Franchise Loan LLC, FRN, 3.421%, 2025 (i)(z)	13,457,716	1,400,289
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032	2,000,000	1,659,214
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	4,479,655	3,967,955
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	2,288,482	2,012,801
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	3,063,359	2,657,939
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	2,285,000	1,630,799
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.811%, 2030 (i)	12,965,339	442,118
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	2,285,000	1,610,466
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049	4,845,929	4,220,529
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	1,241,000	1,098,113
Morgan Stanley Capital I, Inc., 1.444%, 2039 (i)(n)	23,489,233	614,243

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset Backed & Securitized - continued
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011 (z)		$2,750,000	$2,092,750
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		1,738,692	1,182,516
Wachovia Bank Commercial Mortgage Trust, FRN, 5.903%, 2051		4,834,564	4,311,834
Wachovia Credit, CDO, FRN, 4.154%, 2026 (z)		1,320,000	462,000

			$47,337,487
Automotive - 3.0%
Allison Transmission, Inc., 11%, 2015 (n)		$7,145,000	$6,466,225
Fce Bank PLC, 7.125%, 2012	EUR	4,950,000	6,406,179
Ford Motor Credit Co. LLC, 12%, 2015		$5,568,000	4,692,566
Ford Motor Credit Co. LLC, 8%, 2016		5,045,000	3,565,407
Ford Motor Credit Co. LLC, FRN, 4.361%, 2010		3,005,000	2,568,866
General Motors Corp., 8.375%, 2033		5,225,000	2,573,313

			$26,272,556
Broadcasting - 5.9%
Allbritton Communications Co., 7.75%, 2012		$6,515,000	$5,993,800
Bonten Media Acquisition Co., 9%, 2015 (n)(p)		4,420,000	3,359,200
CanWest MediaWorks LP, 9.25%, 2015 (n)		2,890,000	2,239,750
DIRECTV Holdings LLC, 7.625%, 2016 (n)		4,895,000	4,858,287
Lamar Media Corp., 6.625%, 2015		4,660,000	4,194,000
Lamar Media Corp., “C”, 6.625%, 2015		2,950,000	2,655,000
LBI Media, Inc., 8.5%, 2017 (n)		3,205,000	2,455,831
LIN TV Corp., 6.5%, 2013		6,610,000	5,750,700
Local TV Finance LLC, 9.25%, 2015 (n)(p)		4,820,000	3,663,200
Newport Television LLC, 13%, 2017 (n)(p)		5,600,000	4,788,000
Nexstar Broadcasting Group, Inc., 7%, 2014		5,375,000	4,420,938
Univision Communications, Inc., 9.75%, 2015 (n)(p)		9,000,000	6,862,500
Young Broadcasting, Inc., 8.75%, 2014		1,640,000	701,100

			$51,942,306
Brokerage & Asset Managers - 0.5%
Nuveen Investments, Inc., 10.5%, 2015 (n)		$5,265,000	$4,738,500

Building - 1.5%
Associated Materials, Inc., 9.75%, 2012		$1,460,000	$1,438,100
Associated Materials, Inc., 0% to 2009, 11.25% to 2014		2,360,000	1,445,500
Building Materials Corp. of America, 7.75%, 2014		3,270,000	2,550,600
Nortek Holdings, Inc., 10%, 2013 (n)		2,270,000	2,031,650
Nortek Holdings, Inc., 8.5%, 2014		3,865,000	2,188,556
Ply Gem Industries, Inc., 9%, 2012		4,640,000	2,412,800
Ply Gem Industries, Inc., 11.75%, 2013 (n)		1,660,000	1,485,700

			$13,552,906

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Business Services - 0.7%
SunGard Data Systems, Inc., 10.25%, 2015	$6,493,000	$6,590,395

Cable TV - 3.8%
CCH I Holdings LLC, 11%, 2015	$2,030,000	$1,537,725
CCH II Holdings LLC, 10.25%, 2010	7,675,000	7,310,437
CCO Holdings LLC, 8.75%, 2013	14,135,000	13,074,875
CSC Holdings, Inc., 6.75%, 2012	3,550,000	3,381,375
CSC Holdings, Inc., 8.5%, 2015 (n)	1,370,000	1,349,450
Mediacom LLC, 9.5%, 2013	1,890,000	1,786,050
NTL Cable PLC, 9.125%, 2016	5,428,000	5,020,900

		$33,460,812
Chemicals - 3.5%
Innophos, Inc., 8.875%, 2014	$5,530,000	$5,530,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	7,030,000	6,327,000
Koppers Holdings, Inc., 9.875%, 2013	4,665,000	4,892,419
Momentive Performance Materials, Inc., 9.75%, 2014	1,460,000	1,292,100
Momentive Performance Materials, Inc., 11.5%, 2016	5,901,000	4,543,770
Nalco Co., 7.75%, 2011	1,485,000	1,499,850
Nalco Co., 8.875%, 2013	6,215,000	6,416,988

		$30,502,127
Computer Software - 0.6%
First Data Corp., 9.875%, 2015 (n)	$5,850,000	$5,177,250

Consumer Goods & Services - 2.6%
Corrections Corp. of America, 6.25%, 2013	$2,330,000	$2,277,575
GEO Group, Inc., 8.25%, 2013	4,290,000	4,354,350
Jarden Corp., 7.5%, 2017	2,325,000	2,022,750
KAR Holdings, Inc., 10%, 2015	3,440,000	2,855,200
Service Corp. International, 7.375%, 2014	2,220,000	2,147,850
Service Corp. International, 7%, 2017	7,550,000	7,002,625
Ticketmaster, 10.75%, 2016 (z)	1,975,000	2,044,125

		$22,704,475
Containers - 1.5%
Crown Americas LLC, 7.625%, 2013	$3,075,000	$3,121,125
Graham Packaging Co. LP, 9.875%, 2014	3,335,000	2,851,425
Greif, Inc., 6.75%, 2017	3,415,000	3,244,250
Owens-Brockway Glass Container, Inc., 8.25%, 2013	3,985,000	4,084,625

		$13,301,425

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 1.0%
L-3 Communications Corp., 6.125%, 2014	$4,685,000	$4,427,325
L-3 Communications Corp., 5.875%, 2015	4,475,000	4,150,563

		$8,577,888
Electronics - 0.8%
Avago Technologies Finance, 11.875%, 2015	$2,340,000	$2,492,100
Flextronics International Ltd., 6.25%, 2014	2,430,000	2,247,750
Spansion LLC, 11.25%, 2016 (n)	3,575,000	2,216,500

		$6,956,350
Emerging Market Sovereign - 0.5%
Republic of Argentina, FRN, 3.092%, 2012	$4,942,500	$4,003,005

Energy - Independent - 5.5%
Chaparral Energy, Inc., 8.875%, 2017	$3,225,000	$2,781,562
Chesapeake Energy Corp., 7%, 2014	2,147,000	2,114,795
Chesapeake Energy Corp., 6.375%, 2015	5,625,000	5,315,625
Forest Oil Corp., 7.25%, 2019	2,760,000	2,594,400
Forest Oil Corp., 7.25%, 2019 (n)	780,000	733,200
Hilcorp Energy I LP, 7.75%, 2015 (n)	450,000	412,875
Hilcorp Energy I LP, 9%, 2016 (n)	2,215,000	2,170,700
Mariner Energy, Inc., 8%, 2017	2,775,000	2,615,438
Newfield Exploration Co., 6.625%, 2014	3,715,000	3,510,675
OPTI Canada, Inc., 8.25%, 2014	6,360,000	6,407,700
Plains Exploration & Production Co., 7%, 2017	6,490,000	6,068,150
Quicksilver Resources, Inc., 7.125%, 2016	7,100,000	6,123,750
SandRidge Energy, Inc., 8.625%, 2015 (n)(p)	1,840,000	1,856,100
SandRidge Energy, Inc., 8%, 2018 (n)	2,630,000	2,603,700
Southwestern Energy Co., 7.5%, 2018 (n)	2,855,000	2,926,375

		$48,235,045
Entertainment - 0.5%
AMC Entertainment, Inc., 11%, 2016	$2,935,000	$2,971,688
Marquee Holdings, Inc., 12%, 2014	2,295,000	1,818,788

		$4,790,476
Financial Institutions - 0.6%
General Motors Acceptance Corp., 6.875%, 2011	$4,897,000	$3,233,499
General Motors Acceptance Corp., 8%, 2031	4,380,000	2,454,298

		$5,687,797
Food & Beverages - 1.9%
ARAMARK Corp., 8.5%, 2015	$2,046,000	$2,038,327
B&G Foods, Inc., 8%, 2011	3,570,000	3,498,600

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Food & Beverages - continued
Dean Foods Co., 7%, 2016		$4,625,000	$4,185,625
Del Monte Corp., 6.75%, 2015		3,920,000	3,665,200
Michael Foods, Inc., 8%, 2013		3,105,000	3,066,188

			$16,453,940
Forest & Paper Products - 2.5%
Buckeye Technologies, Inc., 8%, 2010		$993,000	$995,482
Buckeye Technologies, Inc., 8.5%, 2013		7,725,000	7,705,687
Georgia-Pacific Corp., 7.125%, 2017 (n)		2,605,000	2,403,113
Georgia-Pacific Corp., 8%, 2024		1,490,000	1,370,800
Graphic Packaging International Corp., 9.5%, 2013		2,340,000	2,176,200
JSG Funding PLC, 7.75%, 2015		525,000	472,500
Millar Western Forest Products Ltd., 7.75%, 2013		4,885,000	2,857,725
NewPage Holding Corp., 10%, 2012		125,000	119,688
Smurfit-Stone Container Corp., 8%, 2017		4,285,000	3,502,987

			$21,604,182
Gaming & Lodging - 6.3%
Firekeepers Development Authority, 13.875%, 2015 (z)		$2,950,000	$2,714,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		6,865,000	3,638,450
Harrah’s Operating Co., Inc., 5.5%, 2010		2,795,000	2,431,650
Harrah’s Operating Co., Inc., 5.375%, 2013		660,000	353,100
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		8,245,000	6,224,975
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		3,865,000	2,589,550
Host Marriott LP, 7.125%, 2013		2,770,000	2,548,400
Host Marriott LP, 6.75%, 2016		1,380,000	1,179,900
Mandalay Resort Group, 9.375%, 2010		3,525,000	3,436,875
MGM Mirage, 8.5%, 2010		3,075,000	2,959,688
MGM Mirage, 8.375%, 2011		4,045,000	3,650,613
MGM Mirage, 6.75%, 2013		4,020,000	3,356,700
MGM Mirage, 5.875%, 2014		3,010,000	2,377,900
Pinnacle Entertainment, Inc., 7.5%, 2015		6,360,000	4,738,200
Station Casinos, Inc., 6%, 2012		1,395,000	934,650
Station Casinos, Inc., 6.5%, 2014		8,305,000	4,007,162
Station Casinos, Inc., 6.875%, 2016		7,690,000	3,498,950
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		9,875,000	4,863,437

			$55,504,200
Industrial - 1.4%
Blount, Inc., 8.875%, 2012		$3,955,000	$4,004,437
JohnsonDiversey, Inc., 9.625%, 2012	EUR	1,405,000	2,103,116
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$5,965,000	6,069,388

			$12,176,941

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.3%
USI Holdings Corp., 9.75%, 2015 (n)	$3,165,000	$2,555,738

Machinery & Tools - 0.6%
Case New Holland, Inc., 7.125%, 2014	$5,565,000	$5,384,137

Major Banks - 1.2%
Bank of America Corp., 8% to 2018, FRN to 2059	$4,515,000	$4,165,088
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	6,505,000	6,017,255

		$10,182,343
Medical & Health Technology & Services - 8.4%
Biomet, Inc., 10%, 2017	$3,195,000	$3,434,625
Biomet, Inc., 11.625%, 2017	6,305,000	6,659,655
Community Health Systems, Inc., 8.875%, 2015	10,360,000	10,437,700
Cooper Cos., Inc., 7.125%, 2015	4,305,000	4,132,800
DaVita, Inc., 7.25%, 2015	7,980,000	7,850,325
HCA, Inc., 6.375%, 2015	8,905,000	7,302,100
HCA, Inc., 9.25%, 2016	16,355,000	16,845,650
Psychiatric Solutions, Inc., 7.75%, 2015	3,970,000	3,880,675
U.S. Oncology, Inc., 10.75%, 2014	6,330,000	6,219,225
Universal Hospital Services, Inc., 8.5%, 2015 (p)	3,330,000	3,330,000
Universal Hospital Services, Inc., FRN, 6.303%, 2015	1,015,000	943,950
VWR Funding, Inc., 10.25%, 2015 (p)	2,835,000	2,601,113

		$73,637,818
Metals & Mining - 4.7%
Arch Western Finance LLC, 6.75%, 2013	$3,570,000	$3,561,075
FMG Finance Ltd., 10.625%, 2016 (n)	7,395,000	8,578,200
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	12,055,000	12,627,612
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.883%, 2015	4,988,000	5,012,042
Peabody Energy Corp., 5.875%, 2016	4,440,000	4,229,100
Peabody Energy Corp., 7.375%, 2016	3,600,000	3,672,000
PNA Group, Inc., 10.75%, 2016	2,950,000	3,503,125

		$41,183,154
Municipals - 0.5%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$4,335,000	$4,010,092

Natural Gas - Distribution - 0.8%
AmeriGas Partners LP, 7.125%, 2016	$4,575,000	$4,151,812
Inergy LP, 6.875%, 2014	3,625,000	3,262,500

		$7,414,312

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 2.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$2,865,000	$2,800,537
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	2,775,000	2,726,437
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	4,380,000	4,432,236
El Paso Corp., 7.25%, 2018	2,840,000	2,811,600
Transcontinental Gas Pipe Line Corp., 7%, 2011	1,094,000	1,137,760
Williams Partners LP, 7.25%, 2017	4,285,000	4,274,288

		$18,182,858
Network & Telecom - 3.5%
Cincinnati Bell, Inc., 8.375%, 2014	$6,315,000	$6,015,037
Citizens Communications Co., 9.25%, 2011	4,461,000	4,639,440
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	3,965,000	3,826,225
Qwest Capital Funding, Inc., 7.25%, 2011	5,935,000	5,653,088
Qwest Corp., 7.875%, 2011	715,000	704,275
Qwest Corp., 8.875%, 2012	5,210,000	5,196,975
Windstream Corp., 8.625%, 2016	4,395,000	4,449,938

		$30,484,978
Oil Services - 0.8%
Basic Energy Services, Inc., 7.125%, 2016	$5,755,000	$5,380,925
GulfMark Offshore, Inc., 7.75%, 2014	1,340,000	1,319,900

		$6,700,825
Printing & Publishing - 2.8%
American Media Operations, Inc., 10.25%, 2009 (z)	$167,910	$131,809
American Media Operations, Inc., “B”, 10.25%, 2009	4,618,000	3,625,130
Dex Media West LLC, 9.875%, 2013	1,025,000	804,625
Dex Media, Inc., 0% to 2008, 9% to 2013	9,895,000	5,937,000
Dex Media, Inc., 0% to 2008, 9% to 2013	6,115,000	3,669,000
Idearc, Inc., 8%, 2016	7,309,000	3,325,595
Nielsen Finance LLC, 10%, 2014	4,545,000	4,579,088
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	615,000	419,738
Quebecor World, Inc., 6.125%, 2013 (d)	2,190,000	766,500
R.H. Donnelley Corp., 8.875%, 2016	2,670,000	1,288,275

		$24,546,760
Retailers - 0.2%
Couche-Tard, Inc., 7.5%, 2013	$705,000	$657,412
Sally Holdings LLC, 10.5%, 2016	930,000	895,125

		$1,552,537

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$3,290,000	$2,961,000

Supermarkets - 0.1%
Stater Brothers Holdings, Inc., 7.75%, 2015	$664,000	$634,120

Telecommunications - Wireless - 1.7%
Alltel Corp., 7%, 2012	$4,894,000	$5,016,350
MetroPCS Wireless, Inc., 9.25%, 2014	5,430,000	5,267,100
Wind Acquisition Finance S.A., 10.75%, 2015 (n)	4,720,000	4,885,200

		$15,168,650
Transportation - Services - 0.3%
Hertz Corp., 8.875%, 2014	$3,020,000	$2,770,850

Utilities - Electric Power - 6.2%
Dynegy Holdings, Inc., 7.5%, 2015	$2,135,000	$2,022,912
Edison Mission Energy, 7%, 2017	6,865,000	6,487,425
Mirant Americas Generation LLC, 8.3%, 2011	2,900,000	2,958,000
Mirant North America LLC, 7.375%, 2013	4,870,000	4,870,000
NRG Energy, Inc., 7.375%, 2016	19,260,000	18,682,200
Reliant Energy, Inc., 6.75%, 2014	1,555,000	1,586,100
Reliant Energy, Inc., 7.875%, 2017	6,675,000	6,441,375
Sierra Pacific Resources, 8.625%, 2014	536,000	561,461
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	11,095,000	11,095,000

		$54,704,473
Total Bonds (Identified Cost, $830,809,023)		$758,893,549

Floating Rate Loans - 5.9% (g)(r)
Aerospace - 0.6%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$203,875	$189,540
Hawker Beechcraft Acquisition Co., Term Loan B, 4.8%, 2014	5,076,310	4,719,385

		$4,908,925
Automotive - 1.2%
Federal Mogul Corp., Term Loan B, 4.4%, 2014	$3,751,524	$2,926,189
Ford Motor Co., Term Loan B, 5.46%, 2013	7,730,635	6,063,717
Mark IV Industries, Inc., Second Lien Term Loan, 11.39%, 2011	3,476,611	1,408,027

		$10,397,933
Broadcasting - 0.5%
Young Broadcasting, Inc., Term Loan, 5.31%, 2012	$3,642,319	$3,132,395
Young Broadcasting, Inc., Term Loan B-1, 5.31%, 2012	1,356,995	1,167,016

		$4,299,411

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Computer Software - 0.5%
First Data Corp., Term Loan B-1, 5.24%, 2014	$4,936,458	$4,537,429

Forest & Paper Products - 0.1%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$1,265,104	$1,258,778

Gaming & Lodging - 0.3%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 5.89%, 2014 (o)	$4,910,923	$2,848,335

Medical & Health Technology & Services - 0.6%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	$88,142	$83,392
Community Health Systems, Inc., Term Loan, 4.85%, 2014	1,723,423	1,630,549
HCA, Inc., Term Loan B, 5.05%, 2013	4,015,350	3,772,755

		$5,486,696
Printing & Publishing - 0.5%
Idearc, Inc., Term Loan B, 4.79%, 2014	$461,220	$341,687
Tribune Co., Term Loan B, 2014 (o)	5,724,803	3,889,317

		$4,231,004
Retailers - 0.1%
Burlington Coat Factory, Term Loan B, 2013 (o)	$1,578,668	$1,253,726

Specialty Stores - 0.2%
Michaels Stores, Inc., Term Loan B, 4.75%, 2013	$1,767,551	$1,419,197

Telecommunications - Wireless - 0.3%
Alltel Corp., Term Loan B-2, 2015 (o)	$2,530,406	$2,498,303

Utilities - Electric Power - 1.0%
Calpine Corp., Term Loan, 5.69%, 2014	$4,046,172	$3,795,455
TXU Corp. Term Loan B-3, 6.26%, 2014	5,227,099	4,893,056

		$8,688,511
Total Floating Rate Loans (Identified Cost, $57,268,278)		$51,828,248

Common Stocks - 2.1%
Automotive - 0.0%
Oxford Automotive, Inc. (a)	1,087	$0

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.8%
Cablevision Systems Corp., “A” (a)	41,600	$1,010,048
Comcast Corp., “A”	228,100	4,703,422
Time Warner Cable, Inc. (a)	59,500	1,691,585

		$7,405,055
Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	47,600	$219,912

Electronics - 0.1%
Intel Corp.	20,700	$459,333

Energy - Integrated - 0.1%
Chevron Corp.	9,500	$803,320

Forest & Paper Products - 0.1%
Louisiana-Pacific Corp.	52,900	$447,534

Gaming & Lodging - 0.3%
MGM Mirage (a)	25,700	$745,814
Pinnacle Entertainment, Inc. (a)	131,800	1,489,340

		$2,235,154
Major Banks - 0.1%
Bank of America Corp.	24,700	$812,630
JPMorgan Chase & Co.	12,000	487,560

		$1,300,190
Printing & Publishing - 0.0%
Golden Books Family Entertainment, Inc. (a)	206,408	$0

Real Estate - 0.1%
Host Hotels & Resorts, Inc., REIT	102,500	$1,343,775

Telephone Services - 0.2%
Windstream Corp.	151,600	$1,807,072

Utilities - Electric Power - 0.3%
Reliant Energy, Inc. (a)	123,500	$2,236,585
Total Common Stocks (Identified Cost, $24,175,932)		$18,257,930

15

Portfolio of Investments (unaudited) – continued

Preferred Stocks - 0.9%
Issuer	Shares/Par	Value ($)

Broadcasting - 0.2%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (p)	2,034	$1,281,420

Brokerage & Asset Managers - 0.7%
Merrill Lynch Co., Inc., 8.625% (a)	304,150	$6,250,283
Total Preferred Stocks (Identified Cost, $9,604,506)		$7,531,703

Money Market Funds (v) - 3.8%
MFS Institutional Money Market Portfolio, 2.57%, at Cost and Net Asset Value	33,545,765	$33,545,765
Total Investments (Identified Cost, $955,403,504)		$870,057,195

Other Assets, Less Liabilities - 0.9%		7,729,474
Net Assets - 100.0%		$877,786,669

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $117,433,520, representing 13.4% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

16

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Airlie LCDO Ltd., CDO, FRN, 4.701%, 2011	10/13/06	$2,326,000	$1,505,387
American Media Operations, Inc., 10.25%, 2009	1/18/08	161,775	131,809
Anthracite Ltd., CDO, 6%, 2037	5/14/02	4,237,977	2,574,000
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06	958,428	400,000
CWCapital Cobalt Ltd., CDO, “F”, FRN, 4.095%, 2050	4/12/06	610,000	158,758
CWCapital Cobalt Ltd., CDO, “G”, FRN, 4.295%, 2050	4/12/06	1,890,000	431,940
Falcon Franchise Loan LLC, FRN, 3.421%, 2025	1/29/03	1,681,031	1,400,289
Firekeepers Development Authority, 13.875%, 2015	4/22/08	2,866,296	2,714,000
TIERS Beach Street Synthetic, CLO, FRN, 6.788%, 2011	5/17/06	2,750,000	2,092,750
Ticketmaster, 10.75%, 2016	7/16/08-7/17/08	1,995,881	2,044,125
Wachovia Credit, CDO, FRN, 4.154%, 2026	6/08/06	1,320,000	462,000
Total Restricted Securities			$13,915,058
% of Net Assets			1.6%

Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	1,555,723	8/25/08	$2,416,410	$2,423,038	$6,628
SELL	EUR	4,302,212	8/25/08	6,773,550	6,700,695	72,855

						$79,483

Depreciation
SELL	EUR	2,701,892	8/25/08	$4,195,185	$4,208,196	$(13,011)

17

Portfolio of Investments (unaudited) – continued

Swap Agreements at 7/31/08

Expiration	Notional Amount			Counterparty	Cash Flows to Receive		Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	4,200,000		JPMorgan Chase Bank	4.10% (fixed rate	)	(1)	$(740,737)
6/20/09	USD	2,100,000		JPMorgan Chase Bank	4.80% (fixed rate	)	(1)	(357,227)
6/20/12	USD	4,200,000		Morgan Stanley Capital Services, Inc.	3.76% (fixed rate	)	(2)	(1,213,743)
6/20/12	USD	2,100,000		Morgan Stanley Capital Services, Inc.	4.15% (fixed rate	)	(2)	(587,174)
6/20/13	USD	4,045,000	(a)	Goldman Sachs International	5.00% (fixed rate	)	(3)	(1,439,657)
6/20/13	USD	16,000,000	(b)	Morgan Stanley Capital Services, Inc.	(4)		5.00% (fixed rate)	900,888
9/20/13	USD	3,400,000		JPMorgan Chase Bank	5.30% (fixed rate	)	(5)	73,070
								$(3,364,580)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi-Consolidated, Inc., 8.375%, 4/01/15.
(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc. 6.5%, 6/15/13.
(3)	Fund to pay notional amount upon a defined credit event by Station Casino’s, Inc., 6%, 4/01/12.
(4)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.
(5)	Fund to pay notional amount upon a defined credit event by Aramark Services, 8.5%, 2/01/15.
(a)	Net unamortized premiums received by the fund amounted to $702,819.
(b)	Net unamortized premiums paid by the fund amounted to $1,070,000.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers

MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $921,857,739)	$836,511,430
Underlying funds, at cost and value	33,545,765
Total investments, at value (identified cost, $955,403,504)		$870,057,195
Cash	$10,966
Restricted cash	1,875,580
Receivable for forward foreign currency exchange contracts	79,483
Receivable for investments sold	5,893,556
Receivable for fund shares sold	234,469
Interest and dividends receivable	18,601,390
Swaps, at value (net unamortized premiums paid, $1,070,000)	973,958
Other assets	4,560
Total assets		$897,731,157
Liabilities
Distributions payable	$1,236,017
Payable for forward foreign currency exchange contracts	13,011
Payable for investments purchased	12,302,984
Payable for fund shares reacquired	1,567,570
Swaps, at value (net unamortized premiums received, $702,819)	4,338,538
Payable to affiliates
Management fee	22,056
Shareholder servicing costs	276,427
Distribution and service fees	16,106
Administrative services fee	688
Program manager fees	8
Payable for independent trustees’ compensation	119,675
Accrued expenses and other liabilities	51,408
Total liabilities		$19,944,488
Net assets		$877,786,669
Net assets consist of
Paid-in capital	$1,408,439,184
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(89,015,079)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(436,978,274)
Accumulated distributions in excess of net investment income	(4,659,162)
Net assets		$877,786,669
Shares of beneficial interest outstanding		258,392,312

19

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$461,740,008
Shares outstanding	135,988,076
Net asset value per share		$3.40
Offering price per share (100/95.25 × net asset value per share)		$3.57
Class B shares
Net assets	$88,907,240
Shares outstanding	26,105,835
Net asset value and offering price per share		$3.41
Class C shares
Net assets	$60,182,219
Shares outstanding	17,638,293
Net asset value and offering price per share		$3.41
Class I shares
Net assets	$250,196,227
Shares outstanding	73,726,316
Net asset value, offering price, and redemption price per share		$3.39
Class R1 shares
Net assets	$1,157,629
Shares outstanding	340,287
Net asset value, offering price, and redemption price per share		$3.40
Class R2 shares (formerly Class R3 shares)
Net assets	$5,938,578
Shares outstanding	1,746,585
Net asset value, offering price, and redemption price per share		$3.40
Class R3 shares (formerly Class R4 shares)
Net assets	$8,221,736
Shares outstanding	2,422,103
Net asset value, offering price, and redemption price per share		$3.39
Class R4 shares (formerly Class R5 shares)
Net assets	$56,808
Shares outstanding	16,731
Net asset value, offering price, and redemption price per share		$3.40

20

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$788,987
Shares outstanding	232,442
Net asset value and redemption price per share		$3.39
Offering price per share (100/95.25 × net asset value per share)		$3.56
Class 529B shares
Net assets	$258,546
Shares outstanding	76,149
Net asset value and offering price per share		$3.40
Class 529C shares
Net assets	$338,691
Shares outstanding	99,495
Net asset value and offering price per share		$3.40

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$37,488,652
Dividends from underlying funds	485,718
Dividends	341,977
Foreign taxes withheld	(4,829)
Total investment income		$38,311,518
Expenses
Management fee	$2,141,190
Distribution and service fees	1,606,092
Program manager fees	1,020
Shareholder servicing costs	874,818
Administrative services fee	62,727
Retirement plan administration and services fees	338
Independent trustees’ compensation	14,363
Custodian fee	80,800
Shareholder communications	61,277
Auditing fees	31,075
Legal fees	8,661
Miscellaneous	83,591
Total expenses		$4,965,952
Reduction of expenses by investment adviser	(2,740)
Net expenses		$4,963,212
Net investment income		$33,348,306
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$(17,704,643)
Futures contracts	203,269
Swap transactions	1,005,931
Foreign currency transactions	(309,262)
Net realized gain (loss) on investments and foreign currency transactions		$(16,804,705)
Change in unrealized appreciation (depreciation)
Investments	$(27,073,364)
Futures contracts	(270,563)
Swap transactions	(2,103,094)
Translation of assets and liabilities in foreign currencies	80,448
Net unrealized gain (loss) on investments and foreign currency translation		$(29,366,573)
Net realized and unrealized gain (loss) on investments and foreign currency		$(46,171,278)
Change in net assets from operations		$(12,822,972)

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/08	Year ended 1/31/08
Change in net assets	(unaudited)
From operations
Net investment income	$33,348,306	$79,939,917
Net realized gain (loss) on investments and foreign currency transactions	(16,804,705)	(1,809,178)
Net unrealized gain (loss) on investments and foreign currency translation	(29,366,573)	(90,378,874)
Change in net assets from operations	$(12,822,972)	$(12,248,135)
Distributions declared to shareholders
From net investment income
Class A	$(18,942,894)	$(48,029,574)
Class B	(3,567,935)	(11,005,810)
Class C	(2,286,751)	(5,876,268)
Class I	(10,271,804)	(21,291,854)
Class R (b)	(12,425)	(243,806)
Class R1	(41,937)	(56,111)
Former Class R2 (b)	(11,420)	(38,427)
Class R2 (formerly Class R3)	(216,905)	(261,511)
Class R3 (formerly Class R4)	(315,672)	(587,093)
Class R4 (formerly Class R5)	(2,294)	(4,732)
Class 529A	(30,555)	(66,936)
Class 529B	(7,994)	(15,465)
Class 529C	(11,441)	(28,036)
Total distributions declared to shareholders	$(35,720,027)	$(87,505,623)
Change in net assets from fund share transactions	$(35,942,342)	$(157,432,891)
Total change in net assets	$(84,485,341)	$(257,186,649)
Net assets
At beginning of period	962,272,010	1,219,458,659
At end of period (including accumulated distributions in excess of net investment income of $4,659,162 and $2,287,441, respectively)	$877,786,669	$962,272,010

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/08		Years ended 1/31
Class A			2008	2007		2006	2005		2004
	(unaudited)
Net asset value, beginning of period	$3.58		$3.92	$3.82		$3.98	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.27		$0.27	$0.29		$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		(0.31)	0.11		(0.13)	0.01	(g)	0.46
Total from investment operations	$(0.05)		$(0.04)	$0.38		$0.14	$0.30		$0.76
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.28)		$(0.30)	$(0.30)		$(0.30)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.40		$3.58	$3.92		$3.82	$3.98		$3.98
Total return (%) (r)(s)(t)	(1.31	)(n)	(1.20)	10.30		3.61	7.74		22.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	0.97	1.00		1.00	0.99		0.99
Expenses after expense reductions (f)	1.02	(a)	0.97	1.00		1.00	0.99		N/A
Net investment income	7.18	(a)	7.17	7.09		6.85	7.31		7.87
Portfolio turnover	39		66	89		51	68		81
Net assets at end of period (000 Omitted)	$461,740		$504,159	$671,019		$703,305	$799,651		$934,958

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class B			2008	2007		2006	2005		2004
	(unaudited)
Net asset value, beginning of period	$3.59		$3.93	$3.83		$3.99	$3.99		$3.53
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.25		$0.24	$0.26		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		(0.32)	0.10		(0.13)	0.01	(g)	0.47
Total from investment operations	$(0.06)		$(0.07)	$0.35		$0.11	$0.27		$0.74
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.25)		$(0.27)	$(0.27)		$(0.28)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.41		$3.59	$3.93		$3.83	$3.99		$3.99
Total return (%) (r)(s)(t)	(1.64	)(n)	(1.87)	9.53		2.90	7.10		21.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.67	1.71		1.72	1.69		1.69
Expenses after expense reductions (f)	1.72	(a)	1.67	1.71		1.72	1.69		N/A
Net investment income	6.47	(a)	6.47	6.40		6.26	6.63		7.18
Portfolio turnover	39		66	89		51	68		81
Net assets at end of period (000 Omitted)	$88,907		$113,331	$195,028		$275,363	$379,253		$471,520

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class C			2008	2007		2006	2005		2004
	(unaudited)
Net asset value, beginning of period	$3.60		$3.94	$3.84		$4.00	$4.00		$3.54
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.25	$0.24		$0.24	$0.26		$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		(0.32)	0.11		(0.13)	0.01	(g)	0.47
Total from investment operations	$(0.07)		$(0.07)	$0.35		$0.11	$0.27		$0.74
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.25)		$(0.27)	$(0.27)		$(0.28)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.41		$3.60	$3.94		$3.84	$4.00		$4.00
Total return (%) (r)(s)(t)	(1.92	)(n)	(1.84)	9.52		2.91	7.10		21.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.67	1.70		1.72	1.69		1.69
Expenses after expense reductions (f)	1.72	(a)	1.67	1.70		1.72	1.69		N/A
Net investment income	6.45	(a)	6.46	6.39		6.26	6.63		7.18
Portfolio turnover	39		66	89		51	68		81
Net assets at end of period (000 Omitted)	$60,182		$69,505	$92,050		$108,181	$148,073		$214,915

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class I			2008	2007		2006	2005		2004
	(unaudited)
Net asset value, beginning of period	$3.58		$3.92	$3.82		$3.98	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.29	$0.28		$0.28	$0.29		$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		(0.32)	0.11		(0.13)	0.02	(g)	0.47
Total from investment operations	$(0.05)		$(0.03)	$0.39		$0.15	$0.31		$0.77
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.29)		$(0.31)	$(0.31)		$(0.31)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.39		$3.58	$3.92		$3.82	$3.98		$3.98
Total return (%) (r)(s)	(1.45	)(n)	(0.90)	10.62		3.92	8.17		22.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.67	0.70		0.71	0.68		0.69
Expenses after expense reductions (f)	0.72	(a)	0.67	0.70		0.71	0.68		N/A
Net investment income	7.50	(a)	7.47	7.38		7.24	7.55		8.03
Portfolio turnover	39		66	89		51	68		81
Net assets at end of period (000 Omitted)	$250,196		$257,572	$246,306		$231,455	$170,679		$93,887

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class R1			2008	2007		2006 (i)
	(unaudited)
Net asset value, beginning of period	$3.59		$3.93	$3.83		$3.89
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.24		$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		(0.31)	0.11		(0.03	)(g)
Total from investment operations	$(0.07)		$(0.07)	$0.35		$0.16
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)	$(0.25)		$(0.22)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$3.40		$3.59	$3.93		$3.83
Total return (%) (r)(s)	(1.94	)(n)	(1.96)	9.41		4.28	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.77	1.89		1.91	(a)
Expenses after expense reductions (f)	1.74	(a)	1.76	1.79		1.85	(a)
Net investment income	6.46	(a)	6.35	6.27		6.08	(a)
Portfolio turnover	39		66	89		51
Net assets at end of period (000 Omitted)	$1,158		$1,273	$361		$231

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class R2 (formerly Class R3)			2008	2007		2006	2005		2004 (i)
	(unaudited)
Net asset value, beginning of period	$3.58		$3.93	$3.83		$3.98	$3.98		$3.85
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.26		$0.24	$0.25		$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		(0.32)	0.10		(0.11)	0.03	(g)	0.13	(g)
Total from investment operations	$(0.05)		$(0.06)	$0.36		$0.13	$0.28		$0.20
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.26)		$(0.28)	$(0.28)		$(0.07)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.40		$3.58	$3.93		$3.83	$3.98		$3.98
Total return (%) (r)(s)	(1.41	)(n)	(1.79)	9.91		3.45	7.37		5.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.30	1.44		1.46	1.49		1.43	(a)
Expenses after expense reductions (f)	1.22	(a)	1.29	1.34		1.42	1.49		N/A
Net investment income	6.99	(a)	6.83	6.71		6.61	6.58		7.07	(a)
Portfolio turnover	39		66	89		51	68		81
Net assets at end of period (000 Omitted)	$5,939		$5,525	$2,406		$1,212	$246		$42

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class R3 (formerly Class R4)			2008	2007		2006 (i)
	(unaudited)
Net asset value, beginning of period	$3.58		$3.92	$3.82		$3.88
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.27		$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		(0.31)	0.10		(0.02	)(g)
Total from investment operations	$(0.05)		$(0.04)	$0.37		$0.19
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.27)		$(0.25)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$3.39		$3.58	$3.92		$3.82
Total return (%) (r)(s)	(1.57	)(n)	(1.28)	10.18		4.94	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.05	1.07		1.15	(a)
Expenses after expense reductions (f)	0.97	(a)	1.05	1.07		1.15	(a)
Net investment income	7.24	(a)	7.08	6.90		6.73	(a)
Portfolio turnover	39		66	89		51
Net assets at end of period (000 Omitted)	$8,222		$8,065	$5,143		$393

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class R4 (formerly Class R5)			2008	2007		2006 (i)
	(unaudited)
Net asset value, beginning of period	$3.58		$3.92	$3.82		$3.88
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.28	$0.28		$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		(0.31)	0.11		(0.03	)(g)
Total from investment operations	$(0.04)		$(0.03)	$0.39		$0.20
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.29)		$(0.26)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00	(w)
Net asset value, end of period	$3.40		$3.58	$3.92		$3.82
Total return (%) (r)(s)	(1.16	)(n)	(0.99)	10.52		5.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.76	0.80		0.80	(a)
Expenses after expense reductions (f)	0.72	(a)	0.76	0.80		0.80	(a)
Net investment income	7.49	(a)	7.38	7.29		7.11	(a)
Portfolio turnover	39		66	89		51
Net assets at end of period (000 Omitted)	$57		$58	$58		$53

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class 529A			2008	2007		2006	2005		2004
	(unaudited)
Net asset value, beginning of period	$3.58		$3.92	$3.82		$3.98	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.26	$0.26		$0.26	$0.27		$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		(0.31)	0.11		(0.14)	0.02	(g)	0.47
Total from investment operations	$(0.06)		$(0.05)	$0.37		$0.12	$0.29		$0.75
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)	$(0.27)		$(0.28)	$(0.29)		$(0.29)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.39		$3.58	$3.92		$3.82	$3.98		$3.98
Total return (%) (r)(s)(t)	(1.70	)(n)	(1.49)	9.97		3.30	7.53		22.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.27	1.30		1.32	1.29		1.30
Expenses after expense reductions (f)	1.22	(a)	1.27	1.30		1.32	1.29		N/A
Net investment income	6.99	(a)	6.87	6.78		6.65	6.97		7.42
Portfolio turnover	39		66	89		51	68		81
Net assets at end of period (000 Omitted)	$789		$849	$854		$776	$768		$406

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class 529B			2008	2007		2006	2005		2004
	(unaudited)
Net asset value, beginning of period	$3.58		$3.92	$3.82		$3.97	$3.98		$3.52
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.23		$0.23	$0.25		$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)		(0.32)	0.11		(0.12)	0.00	(g)(w)	0.48
Total from investment operations	$(0.06)		$(0.08)	$0.34		$0.11	$0.25		$0.73
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.24)		$(0.26)	$(0.26)		$(0.27)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.40		$3.58	$3.92		$3.82	$3.97		$3.98
Total return (%) (r)(s)(t)	(1.73	)(n)	(2.13)	9.26		2.89	6.57		21.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.92	1.95		1.96	2.01		1.95
Expenses after expense reductions (f)	1.87	(a)	1.92	1.95		1.96	2.01		N/A
Net investment income	6.35	(a)	6.22	6.13		6.00	6.29		6.80
Portfolio turnover	39		66	89		51	68		81
Net assets at end of period (000 Omitted)	$259		$213	$202		$157	$139		$119

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class 529C			2008	2007		2006	2005		2004
	(unaudited)
Net asset value, beginning of period	$3.59		$3.93	$3.83		$3.99	$3.99		$3.53
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.23		$0.23	$0.25		$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.18)		(0.32)	0.11		(0.13)	0.01	(g)	0.47
Total from investment operations	$(0.07)		$(0.08)	$0.34		$0.10	$0.26		$0.73
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.24)		$(0.26)	$(0.26)		$(0.27)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00 (w)	$0.00	(w)	$—
Net asset value, end of period	$3.40		$3.59	$3.93		$3.83	$3.99		$3.99
Total return (%) (r)(s)(t)	(2.01	)(n)	(2.11)	9.26		2.64	6.84		21.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.92	1.95		1.96	1.97		1.95
Expenses after expense reductions (f)	1.87	(a)	1.91	1.95		1.96	1.97		N/A
Net investment income	6.33	(a)	6.21	6.13		6.00	6.31		6.79
Portfolio turnover	39		66	89		51	68		81
Net assets at end of period (000 Omitted)	$339		$322	$500		$417	$347		$189

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01

See Notes to Financial Statements

34

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party

35

Notes to Financial Statements (unaudited) – continued

pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by a third party pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on third party pricing services or other information (such as the correlation with

36

Notes to Financial Statements (unaudited) – continued

price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$91,599,742	$778,457,433	$—	$870,057,195
Other Financial Instruments	$—	$(3,298,108)	$—	$(3,298,108)

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an

37

Notes to Financial Statements (unaudited) – continued

investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to

38

Notes to Financial Statements (unaudited) – continued

unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund may hold credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to

39

Notes to Financial Statements (unaudited) – continued

the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At July 31, 2008, the portfolio had unfunded loan commitments of $88,142, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and

40

Notes to Financial Statements (unaudited) – continued

prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended July 31, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically

41

Notes to Financial Statements (unaudited) – continued

adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

1/31/08
Ordinary income (including any short-term capital gains)	$87,505,623

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/08
Cost of investments	$958,787,831
Gross appreciation	5,777,067
Gross depreciation	(94,507,703)
Net unrealized appreciation (depreciation)	$(88,730,636)

As of 1/31/08
Undistributed ordinary income	$2,305,483
Capital loss carryforwards	(403,838,082)
Post-October capital loss deferral	(12,726,203)
Other temporary differences	(6,371,174)
Net unrealized appreciation (depreciation)	(61,479,910)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/09	$(24,778,024)
1/31/10	(137,538,425)
1/31/11	(159,064,624)
1/31/13	(19,406,719)
1/31/14	(20,012,633)
1/31/15	(43,037,657)
$(403,838,082)

42

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, program manager, and retirement plan administration and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 million	0.44%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.39% of the fund’s average daily net assets in excess of $1.4 billion for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2008, the fund’s average daily net assets did not exceed $1.4 billion, and therefore, the management fee was not reduced.

The management fee incurred for the six months ended July 31, 2008 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,473 and $204 for the six months ended July 31, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a

43

Notes to Financial Statements (unaudited) – continued

service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fees
Class A	0.10%	0.25%	0.35%	0.30%	$736,532
Class B	0.75%	0.25%	1.00%	1.00%	507,735
Class C	0.75%	0.25%	1.00%	1.00%	325,648
Class R (b)	0.25%	0.25%	0.50%	0.50%	796
Class R1	0.75%	0.25%	1.00%	0.96%	5,758
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	732
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	14,466
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	10,165
Class 529A	0.25%	0.25%	0.50%	0.35%	1,423
Class 529B	0.75%	0.25%	1.00%	1.00%	1,168
Class 529C	0.75%	0.25%	1.00%	1.00%	1,669
Total Distribution and Service Fees					$1,606,092

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares were converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2008, were as follows:

Amount
Class A	$4,201
Class B	$135,331
Class C	$3,911
Class 529B	$67
Class 529C	$8

44

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.10% annually of average daily net assets of the fund’s 529 share classes. Prior to April 1, 2008, the fee was established at 0.25% annually. The program manager fee incurred for the six months ended July 31, 2008 was equivalent to an annual effective rate of 0.15% of the fund’s average daily net assets. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2008, were as follows:

Amount
Class 529A	$607
Class 529B	168
Class 529C	245
Total Program Manager Fees	$1,020

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2008, the fee was $295,425, which equated to 0.0635% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $289,470. The fund may also pay shareholder servicing related costs directly to non-related parties.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended July 31, 2008, these costs for the fund amounted to $289,923 and are reflected in the shareholder servicing costs on the Statement of Operations.

45

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended July 31, 2008 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services included various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the period February 1, 2008 through February 29, 2008, the fund paid MFS an annual retirement plan administration and services fee of 0.35% of the Class R1 average daily net assets. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1. For the six months ended July 31, 2008, the retirement plan administration and services fee for Class R1 amounted to $338 which was equivalent to an annual effective rate of 0.06% of the Class R1 average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,357. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $3,847. Both amounts are included in independent trustees’ compensation for the six months ended July 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $119,675 at July 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the

46

Notes to Financial Statements (unaudited) – continued

funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2008, the fee paid by the fund to Tarantino LLC was $2,760 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $2,740, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $346,901,828 and $375,338,372, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/08		Year ended 1/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,239,113	$53,940,508	38,562,900	$147,292,626
Class B	682,322	2,401,111	2,941,333	11,228,161
Class C	1,142,587	4,044,140	2,894,221	11,072,220
Class I	2,499,761	8,721,608	9,490,396	36,056,785
Class R (b)	7,680	26,756	383,937	1,463,524
Class R1	70,384	248,826	353,078	1,348,795
Former Class R2 (b)	15,606	54,984	185,128	705,976
Class R2 (formerly Class R3)	578,891	2,051,399	1,480,388	5,623,215
Class R3 (formerly Class R4)	368,252	1,289,922	2,343,338	9,094,750
Class R4 (formerly Class R5)	5	—	23	52
Class 529A	14,599	50,581	46,353	174,605
Class 529B	22,923	80,031	12,877	49,690
Class 529C	14,768	52,957	18,772	71,221
	20,656,891	$72,962,823	58,712,744	$224,181,620

47

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/08		Year ended 1/31/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,807,934	$13,465,177	8,482,288	$ 32,465,531
Class B	611,901	2,170,043	1,698,112	6,531,925
Class C	388,538	1,381,187	932,899	3,589,999
Class I	2,895,342	10,233,214	5,475,289	20,903,372
Class R (b)	3,511	12,355	66,020	243,806
Class R1	11,873	41,937	13,210	50,105
Former Class R2 (b)	3,593	11,420	9,428	35,936
Class R2 (formerly Class R3)	59,749	212,673	61,597	234,304
Class R3 (formerly Class R4)	88,405	312,450	145,329	553,004
Class R4 (formerly Class R5)	649	2,294	1,225	4,682
Class 529A	8,645	30,555	17,200	65,701
Class 529B	2,146	7,586	3,979	15,198
Class 529C	3,150	11,164	7,367	28,036
	7,885,436	$27,892,055	16,913,943	$64,721,599
Shares reacquired
Class A	(23,922,655)	$(84,265,322)	(77,224,190)	$(292,987,315)
Class B	(6,757,969)	(23,824,586)	(22,633,463)	(86,567,467)
Class C	(3,216,197)	(11,331,881)	(7,848,898)	(29,930,027)
Class I	(3,678,898)	(12,833,399)	(5,776,262)	(21,370,102)
Class R (b)	(216,978)	(770,497)	(1,535,470)	(5,830,580)
Class R1	(97,089)	(342,735)	(102,945)	(397,221)
Former Class R2 (b)	(204,368)	(726,540)	(126,552)	(488,613)
Class R2 (formerly Class R3)	(434,067)	(1,531,212)	(612,741)	(2,355,230)
Class R3 (formerly Class R4)	(288,987)	(1,014,039)	(1,545,791)	(5,968,505)
Class 529A	(28,005)	(98,414)	(44,221)	(164,872)
Class 529B	(8,579)	(30,147)	(8,721)	(32,828)
Class 529C	(8,108)	(28,448)	(63,456)	(243,350)
	(38,861,900)	$(136,797,220)	(117,522,710)	$(446,336,110)

48

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/08		Year ended 1/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(4,875,608)	$(16,859,637)	(30,179,002)	$(113,229,158)
Class B	(5,463,746)	(19,253,432)	(17,994,018)	(68,807,381)
Class C	(1,685,072)	(5,906,554)	(4,021,778)	(15,267,808)
Class I	1,716,205	6,121,423	9,189,423	35,590,055
Class R (b)	(205,787)	(731,386)	(1,085,513)	(4,123,250)
Class R1	(14,832)	(51,972)	263,343	1,001,679
Former Class R2 (b)	(185,169)	(660,136)	68,004	253,299
Class R2 (formerly Class R3)	204,573	732,860	929,244	3,502,289
Class R3 (formerly Class R4)	167,670	588,333	942,876	3,679,249
Class R4 (formerly Class R5)	654	2,294	1,248	4,734
Class 529A	(4,761)	(17,278)	19,332	75,434
Class 529B	16,490	57,470	8,135	32,060
Class 529C	9,810	35,673	(37,317)	(144,093)
	(10,319,573)	$(35,942,342)	(41,896,023)	$(157,432,891)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares were converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 12% and 14%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended July 31, 2008, the fund’s commitment fee and interest expense were $2,101 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

49

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,031,061	187,937,807	(185,423,103)	33,545,765

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$485,718	$33,545,765

50

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of Class R1 shareholders of MFS High Income Fund, which was held on February 15, 2008, the following actions were taken:

Item 1. To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 Shares of the Fund.

Number of Dollars
For	742,885.72
Against	0.00
Abstain	183,034.59

51

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v)

52

Board Review of Investment Advisory Agreement – continued

information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one-year and five-year periods ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

53

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that there is an advisory fee reduction on average daily net assets over $1.4 billion, which is in effect for the Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General concerning market timing and related matters (the “NYAG Settlement”). The Trustees also considered that, according to the Lipper data, the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion and that the advisory fee rate associated with such breakpoint is reduced during the period in which the advisory fee reduction described above is in effect. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

54

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to the Fund will expire on February 28, 2009. At the time MFS entered

55

Board Review of Investment Advisory Agreement – continued

into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reduction without the Board’s consent. Following discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed that, effective March 1, 2009, MFS will no longer be required to observe an advisory fee reduction for this Fund.

In addition, MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Fund’s Class A and Class 529A shares, effective March 1, 2009.

56

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

57

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. Eastern time

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. Eastern time

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. Eastern time

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA

02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Municipal High Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

7/31/08

MMH-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

September 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue - Hospitals	28.3%
Healthcare Revenue - Long Term Care	11.0%
Tax Assessment	8.1%
Water & Sewer Utility Revenue	6.0%
Tobacco	6.0%

Credit quality of bonds (r)
AAA	11.5%
AA	10.8%
A	5.9%
BBB	25.5%
BB	6.7%
B	6.3%
CCC	1.8%
CC (o)	0.0%
C	0.1%
Not Rated	31.4%

Portfolio facts
Average Duration (d)(i)	8.9
Average Life (i)(m)	19.1 yrs.
Average Maturity (i)(m)	21.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%
(r)	Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 7/31/08.

Percentages are based on net assets as of 7/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

From time to time “Cash & Other Net Assets” may be negative due to the timing of cash receipts and/or the equivalent exposure of any derivative holdings.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2008 through July 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008 through July 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/08	Ending Account Value 7/31/08	Expenses Paid During Period (p) 2/01/08-7/31/08
A	Actual	0.70%	$1,000.00	$973.47	$3.43
	Hypothetical (h)	0.70%	$1,000.00	$1,021.38	$3.52
B	Actual	1.47%	$1,000.00	$970.95	$7.20
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
C	Actual	1.70%	$1,000.00	$969.79	$8.33
	Hypothetical (h)	1.70%	$1,000.00	$1,016.41	$8.52

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

7/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.3%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.0%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$1,200,000	$1,054,943
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	300,000	256,128
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	2,480,000	2,055,474
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022 (u)	12,500,000	12,678,625

		$16,045,170
General Obligations - General Purpose - 2.4%
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	$4,000,000	$4,296,760
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	665,000	652,465
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	5,945,000	2,575,671
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	6,000,000	2,280,660
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018	670,000	671,119
Los Angeles, CA, FGIC, 5.25%, 2015 (u)	10,620,000	11,691,346
State of California, FSA, 5%, 2037	6,345,000	6,362,512
Texas Department of Transportation, 7%, 2012	103,542	104,906
Texas Transportation Commission Mobility Fund, 5%, 2037	9,130,000	9,167,616
West Warwick, RI, 7.45%, 2013	315,000	320,456

		$38,123,511
General Obligations - Improvement - 0.1%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	$1,750,000	$1,531,845

General Obligations - Schools - 2.2%
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	$1,700,000	$450,602
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,285,000	283,612
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,715,000	335,197
Florida Board of Education, FGIC, 5.25%, 2013	10,000,000	10,825,200
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026	3,495,000	1,343,408
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,255,000	1,364,135

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	$1,355,000	$1,476,747
Leander, TX, Independent School District, PSF, 0%, 2029	7,310,000	2,206,158
Leander, TX, Independent School District, PSF, 0%, 2030	6,480,000	1,839,283
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	10,000,000	9,026,200
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”, PSF, 0%, 2031	2,595,000	687,831
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	2,960,000	1,010,278
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	2,995,000	894,547
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	2,205,000	646,263
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033	8,965,000	2,107,134

		$34,496,595
Healthcare Revenue - Hospitals - 27.9%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,736,942
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	1,200,000	1,293,672
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	6,100,000	7,124,007
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,713,684
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,485,111
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	3,360,000	3,924,043
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	2,500,000	2,682,000
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,526,350
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	1,260,000	1,192,829
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	1,060,000	1,042,648
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, 8.25%, 2010 (c)	2,500,000	2,838,025
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	4,220,000	4,306,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	$5,020,000	$4,039,694
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,160,000	4,267,120
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	4,575,000	4,429,103
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	7,700,000	7,306,684
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	600,000	533,412
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	300,000	246,525
Cass County, MO, Hospital Rev., 5.625%, 2038	1,215,000	1,097,765
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	1,000,000	994,350
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's Christian Assn.), “A”, 6.4%, 2029	3,350,000	3,160,558
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	1,330,000	1,333,764
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	995,000	1,006,990
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), “A”, 6.75%, 2031	2,500,000	2,541,675
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	865,000	886,288
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,570,540
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	110,000	92,468
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,477,332
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	3,575,000	3,543,969
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	3,630,000	3,591,195
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	1,165,000	1,281,337
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	5,020,000	5,186,262
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	750,000	825,345
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), FSA, 5.25%, 2045	3,715,000	3,597,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	$2,600,000	$2,475,018
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,690,000	4,734,790
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,649,023
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	729,435
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	817,295
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	1,320,000	1,107,599
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	565,000	471,815
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	2,250,000	2,472,120
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	4,700,000	4,432,053
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	4,045,000	3,933,803
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	2,490,000	2,521,200
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	2,085,000	1,671,357
Illinois Finance Authority Rev. (Rush University Medical Center), “B”, MBIA, 5.25%, 2035	1,325,000	1,249,886
Illinois Finance Authority Rev., (Silver Cross Hospital), “A”, 5.5%, 2030	4,000,000	3,747,960
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	8,150,000	6,985,202
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	360,000	400,406
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	6,785,000	7,546,548
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	3,008,855
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	2,165,000	2,172,145
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	3,750,000	3,795,000
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	4,500,000	4,471,740
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2033	2,000,000	1,944,640

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	$2,000,000	$1,917,020
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,905,000	3,539,297
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	1,290,000	1,210,085
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	1,395,000	1,329,421
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,154,917
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	1,565,000	1,720,342
Kentucky Economic Development Finance Authority, (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,133,850
Kentucky Economic Development Finance Authority, (Norton Healthcare), “A”, 6.625%, 2028	435,000	443,665
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	7,100,000	7,309,450
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,795,000	690,728
Lake County, OH, Hospital Facilities Rev., (Lake Hospital), “C”, 6%, 2043	2,870,000	2,721,765
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,575,000	5,214,855
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital, St. Mary’s Healthcare), 6.125%, 2037	2,305,000	2,325,584
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	372,354
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	4,816,692
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,900,552
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	2,080,000	2,333,427
Madison County, ID, Hospital Rev., COP, 5.25%, 2026	780,000	710,354
Madison County, ID, Hospital Rev., COP, 5.25%, 2037	2,640,000	2,220,240
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.25%, 2046	5,675,000	5,104,663
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,995,000	3,000,421
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	3,895,000	3,582,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	$1,000,000	$1,093,430
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	465,000	445,293
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	985,000	965,280
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,500,000	3,544,380
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	1,500,000	1,565,850
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,560,440
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	1,450,000	1,637,674
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	1,405,000	1,409,004
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health), “B”, 6.375%, 2034	760,000	747,179
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	2,305,000	2,223,057
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	5,885,000	5,719,220
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	500,000	511,210
Mecosta County, MI, General Hospital Rev., 6%, 2018	1,200,000	1,187,652
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,484,074
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,580,077
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021	1,000,000	1,005,950
Michigan State Hospital Finance Authority (McLaren Health Care), 5.75%, 2038	1,700,000	1,659,710
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	2,637,984
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	2,613,784
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	185,000	174,871
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,394,216
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,100,000	940,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Neosho County, KS, Hospital Authority Rev., “A”, 5.15%, 2031	$770,000	$643,381
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	1,295,000	1,376,870
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,483,706
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	180,738
New Jersey Health Care Facilities Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	7,625,440
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,116,985
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,305,000	575,923
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	22,690,000	2,612,754
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	4,000,000	4,056,080
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	500,000	463,550
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,351,090
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	480,000	464,549
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	1,435,000	1,388,965
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “C”, 6.45%, 2032	910,000	887,223
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	4,455,000	3,995,868
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,013,413
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	920,000	876,521
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	982,580
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	5,000,000	4,839,450
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6%, 2014	2,400,000	2,538,576
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,161,396
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	470,000	503,516

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	$3,710,000	$3,359,702
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,538,760
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	1,395,000	1,404,612
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	1,855,000	1,804,767
Salida, CO, Hospital District Rev., 5.25%, 2036	6,045,000	4,844,403
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	5,230,000	4,987,537
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	499,919
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	833,198
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	827,643
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	1,255,000	1,394,217
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	840,315
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,400,525
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	615,000	580,412
South Broward, FL, Hospital District Rev., 5%, 2036	5,000,000	4,618,700
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	2,725,000	2,750,479
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	885,000	896,434
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,795,560
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,243,736
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,180,358
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018	3,500,000	3,459,855
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.375%, 2024	4,000,000	3,792,440
St. Genevieve County, MO, Hospital Rev., “B”, 5%, 2026	1,000,000	859,180
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,159,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	$1,300,000	$1,046,656
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	3,915,000	3,467,124
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	7,330,000	6,479,500
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	4,000,000	3,508,040
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	4,500,000	4,566,330
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	4,300,000	4,340,033
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	2,000,000	2,013,780
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	3,150,000	3,254,706
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,070,880
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,489,120
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,941,952
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023	1,745,000	1,448,350
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011	1,175,000	1,186,245
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	780,000	663,733
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	3,750,000	3,189,750
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,253,740
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,936,813
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	5,075,000	4,802,574
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,885,000	3,886,282
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032	4,000,000	4,015,720

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	$700,000	$642,782
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	810,000	810,899
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	4,500,000	4,531,140
West Virginia Hospital Finance Authority Rev. (Thomas Health System), 6.5%, 2038	3,320,000	3,180,361
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,500,000	2,646,300
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,337,615
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,100,000	1,038,037
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	5,560,000	4,689,248
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,466,143
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 6.8%, 2016	1,250,000	1,273,838
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “B”, 7.125%, 2031	2,000,000	2,002,840
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	2,000,000	1,956,880
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	236,228

		$440,650,728
Healthcare Revenue - Long Term Care - 10.8%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$1,155,000	$1,160,059
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,766,083
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4%, 2036	4,760,000	4,541,326
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	3,000,000	2,902,020
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	556,369
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	682,520
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	1,320,000	1,301,797

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	$420,000	$486,398
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	475,155
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,090,000	1,099,178
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,344,415
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	3,355,000	2,910,463
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,450,275
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	893,152
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035 (c)	1,965,000	2,309,268
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian), 0%, 2008 (c)	48,475,000	13,749,449
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian), 0%, 2008 (c)	4,500,000	4,497,435
Duluth, MN, Housing & Redevelopment Authority (Benedictine Health Center), 5.875%, 2033	585,000	524,394
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	513,234
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	1,020,000	935,942
Fulton County, GA, Residential Care Facilities, (Lenbrook Project), “A”, 5%, 2027	2,500,000	2,064,300
Fulton County, GA, Residential Care Facilities, (Lenbrook Project), “A”, 5.125%, 2042	2,750,000	2,093,190
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,587,705
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,500,000	1,594,740
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,300,275
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	1,500,000	1,251,210
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms), “A”, 5.5%, 2037	3,050,000	2,419,382
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	2,265,000	1,922,056

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	$1,960,000	$1,558,220
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	1,510,000	1,424,564
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,430,912
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,000,000	2,536,320
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	3,931,981
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,313,881
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,453,183
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	790,000	782,890
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	770,000	625,771
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	3,805,000	4,497,738
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,234,098
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	2,520,000	2,447,701
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	2,180,000	1,901,745
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	3,375,000	2,786,366
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	642,488
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,200,000	1,808,400
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	2,135,000	2,062,559
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,580,000	1,415,427
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,432,388
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,845,000	1,740,259
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)	1,320,000	1,347,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$4,640,000	$4,091,181
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	1,235,000	1,085,454
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	310,000	269,133
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	6,430,000	6,019,895
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	6,465,000	6,512,970
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,805,000	3,549,646
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	750,000	679,290
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,333,222
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,200,000	1,940,356
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,234,632
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	300,000	242,481
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	4,000,000	4,012,960
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	375,000	352,631
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	340,000	308,686
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), “A”, 6%, 2038	1,700,000	1,544,297
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	1,180,000	968,166
Rochester, MN, Housing & Healthcare Rev. (Madonna Towers of Rochester, Inc.), 5.875%, 2028	855,000	786,215
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,500,521
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	323,414
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,950,000	2,496,113
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,310,883
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	1,840,000	1,697,768

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	$1,690,000	$1,465,365
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.5%, 2028	870,000	754,803
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	454,317
St. Johns County, FL Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,139,480
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre Dame), “A”, 6%, 2038	475,000	412,656
Stark County, ND, Healthcare Housing Rev. (Benedictine Living Communities, Inc.), 6.75%, 2033	1,175,000	1,104,289
Sterling, IL (Hoosier Care), 7.125%, 2034	1,295,000	1,217,339
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,380,720
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,288,915
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	3,533,364
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	785,000	711,053
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2038	3,980,000	3,428,571
Washington, IA, Senior Housing Rev. (United Presbyterian Home of Washington), “A”, 5.6%, 2036	1,615,000	1,334,426
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	4,000,000	3,970,160
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	615,000	568,512
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	1,230,000	1,110,050

		$170,840,269
Human Services - 1.5%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$3,790,000	$3,404,405
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	1,175,000	1,012,979
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)	1,315,000	1,403,105
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), “A”, 6.25%, 2036	775,000	712,117

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	$1,600,000	$1,550,352
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,216,012
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,331,469
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	235,000	236,791
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,850,057
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family Services), 6.125%, 2009 (c)	1,030,000	1,069,119
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	825,000	824,373
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	2,077,114
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,356,348
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	506,000	507,776
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	1,250,000	939,350

		$23,491,367
Industrial Revenue - Airlines - 3.9%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$6,495,000	$3,007,315
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	11,605,000	5,267,277
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	4,230,000	1,919,912
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	11,960,000	7,384,463
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	2,302,492
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	5,045,000	3,826,885
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7%, 2012	1,700,000	1,636,488
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	5,450,000	4,514,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	$3,880,000	$2,756,779
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	1,250,000	611,225
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	20,645,000	17,564,972
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	11,660,000	9,870,307
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008	155,000	154,213
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012	950,000	905,018

		$61,722,072
Industrial Revenue - Chemicals - 0.6%
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$4,100,000	$4,018,041
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,021,208
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	114,882

		$9,154,131
Industrial Revenue - Environmental Services - 1.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$5,000,000	$4,893,200
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	2,780,000	2,142,629
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	510,921
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	2,000,000	1,924,680
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	2,639,785
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	2,000,000	1,960,540
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	3,060,000	2,798,278
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	2,890,000	2,379,077
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	2,500,000	2,499,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	$4,615,000	$3,620,837

		$25,369,472
Industrial Revenue - Metals - 0.2%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)	3,890,000	389
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)	2,850,000	2,923,331

		$2,924,766
Industrial Revenue - Other - 2.1%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018	$3,160,000	$2,880,877
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,517,412
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	1,500,000	1,283,985
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	2,060,000	1,883,479
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,508,490
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,902,106
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	2,640,000	2,662,730
New Jersey Economic Development Authority Rev. (Gloucester Marine), “C”, 6.5%, 2015	2,300,000	2,332,591
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,532,571
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	1,880,000	1,605,332
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (a)(n)	4,220,000	4,452,775
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	1,860,000	1,962,598
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,008,420
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	4,000,000	3,454,200

		$32,987,566

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - 1.9%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,269,588
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	1,510,000	1,229,895
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	2,804,663
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,584,924
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,437,094
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,213,080
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,475,506
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,000,000	2,887,740
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	2,700,000	2,309,958
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,835,000	2,747,909
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	2,250,000	2,193,390
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019	6,830,000	5,622,046
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	800,000	655,752

		$29,431,545
Miscellaneous Revenue - Entertainment & Tourism - 0.4%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$2,800,000	$2,807,056
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	1,315,000	1,267,134
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	1,840,000	1,689,856
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	1,040,000	920,421

		$6,684,467
Miscellaneous Revenue - Other - 1.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$930,000	$862,222
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	1,300,000	1,418,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$2,000,000	$2,186,520
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	2,705,000	2,390,165
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,475,000	1,346,660
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	535,000	487,615
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), “E”, 5.6%, 2025	395,000	375,973
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	795,000	654,253
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	5,380,000	5,438,750
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	1,570,000	1,511,235
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.8%, 2018	3,665,000	3,813,433
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	3,975,000	3,702,872
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	1,525,000	1,529,484
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	600,000	555,390
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	440,000	406,085
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,810,000	2,518,856
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	910,000	748,894
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	265,000	236,711

		$30,183,353
Multi-Family Housing Revenue - 2.2%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$1,720,000	$1,728,996
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	635,000	553,980
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,155,000	1,005,243
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	8,000,000	8,210,560
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	1,006,360
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	4,000,000	3,822,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	$2,000,000	$1,869,000
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	1,430,000	1,277,676
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	3,850,000	3,608,028
MuniMae TE Bond Subsidiary LLC, 6.875%, 2049 (a)(n)	6,000,000	6,150,600
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (n)	2,000,000	2,005,040
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (n)	2,000,000	1,880,840
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	1,380,000	1,204,961
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	1,000,000	931,520

		$35,255,764
Parking - 0.1%
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	$375,000	$258,098
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	450,000	289,796
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	975,000	587,106
Rail Connections, Inc., MA, Rev., “B”, 0%, 2009 (c)	1,235,000	696,503

		$1,831,503
Sales & Excise Tax Revenue - 1.0%
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	$10,000,000	$10,065,400
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	1,050,000	1,015,098
Massachusetts Bay Transportation Authority Sales Tax Rev., 5%, 2031	4,000,000	4,138,520

		$15,219,018
Single Family Housing - Local - 0.8%
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	$265,000	$268,270
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	25,000	25,338
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	90,000	25,115
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,435,000	750,620
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024	180,000	183,074
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015	500,000	231,560
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	365,000	375,965
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	1,070,000	1,083,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	$80,000	$80,499
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	285,000	262,137
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	190,000	192,495
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	245,000	244,701
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	1,000,000	1,037,000
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	410,000	422,308
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	840,000	814,934
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	1,490,000	1,503,678
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	795,000	808,292
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	915,000	924,150
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	1,470,000	1,466,399
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	560,000	561,428
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	745,000	766,605

		$12,027,643
Single Family Housing - State - 1.3%
Colorado Housing & Finance Authority Rev., “A-1”, 7.4%, 2027	$15,000	$15,075
Colorado Housing & Finance Authority Rev., “A-2”, 7.15%, 2014	2,000	2,023
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	810,000	805,213
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	295,000	307,726
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	37,000	37,588
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	290,000	295,820
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	445,000	452,409
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	440,000	453,275
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	135,000	138,355
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	60,000	60,845
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	95,000	97,807

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.1%, 2034	$2,045,000	$2,095,164
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	1,950,000	2,004,912
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	85,000	86,828
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	330,000	334,953
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	265,000	271,731
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	270,000	273,758
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	560,000	572,852
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	3,215,000	3,285,505
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	265,000	267,706
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	190,000	190,808
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	3,015,000	3,091,822
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	505,000	513,408
North Dakota Housing Finance Agency Rev., Housing Finance, “A”, 5%, 2033	650,000	648,830
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028	235,000	244,941
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,255,000	2,050,742
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	1,465,000	1,499,970

		$20,100,066
Solid Waste Revenue - 0.7%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$3,900,000	$3,907,488
Hudson County, NJ, Solid Waste System Rev., 6%, 2019	2,000,000	1,956,060
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	5,425,000	5,335,379

		$11,198,927
State & Agency - Other - 0.3%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$870,624
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,364,380

		$4,235,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 1.6%
Alabama Building Renovation Authority, AMBAC, 6%, 2018	$1,155,000	$1,211,237
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 4.617%, 2018 (p)	1,050,000	1,247,526
Delaware Valley, PA, Regional Financial Authority, AMBAC, 5.5%, 2018	11,900,000	13,019,314
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	1,185,000	982,341
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,000,000	4,403,250
Harris County, TX, 5.8%, 2014	987,508	988,456
Harris County, TX, 5.625%, 2020	2,104,112	2,069,563
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	1,030,000	1,040,372
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)	1,000,000	1,098,690

		$26,060,749
Student Loan Revenue - 0.3%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$2,700,000	$2,658,447
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029	1,500,000	1,503,750

		$4,162,197
Tax - Other - 0.4%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$280,000	$283,531
Black Hawk, CO, Device Tax Rev., 5%, 2013	180,000	180,320
Black Hawk, CO, Device Tax Rev., 5%, 2015	560,000	549,209
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032	6,310,000	1,376,779
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,795,000	1,719,018
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	800,000	737,392
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,500,000	1,517,055

		$6,363,304
Tax Assessment - 8.0%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$2,897,880
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	465,000	410,846
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036	1,480,000	1,156,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	$1,845,000	$1,419,377
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	670,000	603,851
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,168,520
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,765,000	1,563,808
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	2,035,000	1,496,478
Baltimore, MD, Special Obligation, “A”, 7%, 2038	2,600,000	2,548,702
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014	2,975,000	2,648,107
Capital Region Community Development District, FL, Capital Improvement Rev., “A-2”, 6.85%, 2031	690,000	705,139
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	970,000	713,881
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	740,000	651,267
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	410,000	398,541
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038	2,700,000	2,007,342
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,750,000	2,105,125
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	792,175
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	4,455,000	4,248,199
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	500,000	472,330
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	1,785,000	1,587,186
Fishhawk Community Development District, FL, 5.125%, 2009	995,000	989,139
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	620,000	517,123
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	3,685,000	3,383,420
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	85,000	84,790
Hawks Point Community Development District, FL, Special Assessment, “A”, 5.3%, 2039	1,430,000	1,078,506
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	2,105,000	1,855,810
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	1,690,000	1,690,507

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Katy, TX, Development Authority Rev., “B”, 6%, 2018	$4,600,000	$4,444,106
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	660,000	653,532
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	990,000	984,614
Lakeshore Villages Master Community Development District, LA, Special Assessment, 5.25%, 2017	2,959,000	2,632,504
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	340,000	263,588
Landmark at Doral Community Development District, FL, Special Assessment, “B”, 5.2%, 2015	2,000,000	1,711,400
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,580,000	1,444,926
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,370,000	1,110,330
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	4,150,000	3,554,434
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,905,000	1,855,013
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,495,000	1,477,464
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	805,000	745,261
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 4.8%, 2026	1,215,000	1,083,525
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	500,000	432,945
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	2,300,000	2,020,205
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	1,360,000	982,858
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	1,295,000	1,128,230
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	245,000	209,850
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	854,698
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	715,000	550,893
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	785,000	700,840
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,579,575
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,326,255
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	4,000,000	3,064,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	$565,000	$528,343
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	1,220,000	1,035,756
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,110,000	861,393
Palm River Community Development District, FL, Special Assessment, “A”, 5.375%, 2036	955,000	736,592
Palm River Community Development District, FL, Special Assessment, “B”, 5.15%, 2013	1,000,000	916,470
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	1,145,000	1,056,778
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	1,500,000	1,447,035
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,260,000	1,001,209
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	3,165,000	2,929,397
Paseo Community Development District, FL, “B”, 4.875%, 2010	2,990,000	2,877,935
Preserve at Wilderness Lake, FL, 6.2%, 2008	25,000	24,985
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	641,742
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013	4,405,000	3,090,812
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	2,290,000	2,078,862
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	3,215,000	2,369,648
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	3,707,150
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	670,000	662,047
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,700,000	2,452,869
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,820,000	1,412,138
Stoneybrook South Community Development District, FL, Special Assessment, “A”, 5.8%, 2039	2,000,000	1,634,140
Stoneybrook South Community Development District, FL, Special Assessment, “B”, 5.45%, 2015	2,000,000	1,796,500
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	2,000,000	1,704,180
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,500,000	1,102,935

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	$3,825,000	$3,682,978
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,550,000	2,201,186
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,155,000	1,610,259
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	2,260,000	1,690,254
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	940,000	722,249
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	790,000	614,344
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	630,000	539,734
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,580,000	1,213,835
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	2,065,000	1,977,341
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	1,110,000	1,022,821

		$126,350,053
Tobacco - 5.9%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$9,395,000	$9,183,237
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032	495,000	478,160
Buckeye, OH, Tobacco Settlement Financing Authority, 6%, 2042	780,000	652,805
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	2,500,000	2,079,950
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	19,455,000	16,786,941
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	6,835,000	5,513,521
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	5,130,000	4,535,536
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	1,525,000	985,791
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	4,075,000	3,624,020
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	8,000,000	320,640
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	14,000,000	318,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
District of Columbia, Tobacco Settlement, 6.25%, 2024	$3,175,000	$3,120,676
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	830,112
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,557,370
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	1,740,000	1,262,022
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	11,775,000	1,310,204
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,635,073
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	4,915,000	4,440,506
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	4,325,000	3,780,915
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	11,470,000	9,523,770
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,370,000	2,543,200
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	52,648
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,000,000	708,540
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	41,525,000	1,081,726
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	7,265,000	814,261
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	5,640,000	418,544
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	3,725,000	4,073,958
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	2,235,000	2,368,407
South Carolina Tobacco Settlement Authority Rev., ETM, “B”, 6.375%, 2030 (c)	2,435,000	2,709,498
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,395,840
Washington Tobacco Settlement Authority, 6.5%, 2026	985,000	991,334

		$93,098,125
Toll Roads - 1.7%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	$12,305,000	$4,051,790
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)	10,000,000	10,451,000
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2011 (c)	13,400,000	12,512,250

		$27,015,040
Transportation - Special Tax - 0.6%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$6,000,000	$7,495,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - continued
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	$6,825,000	$2,283,236

		$9,778,316
Universities - Colleges - 2.4%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$3,530,000	$3,138,982
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	1,025,000	889,188
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,261,466
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,002,162
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	900,000	894,636
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,258,466
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,396,436
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	250,000	248,203
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	815,000	809,866
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	9,150,000	10,579,871
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	1,300,000	1,317,888
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018	1,000,000	1,001,370
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), “A”, 5%, 2034	1,000,000	858,210
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	989,709
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,755,000	2,767,645
Michigan Higher Education Facilities Authority Rev., 6.125%, 2037	4,315,000	4,180,501
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	2,000,000	2,140,360
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	450,000	461,331

		$37,196,290
Universities - Dormitories - 0.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,345,000	$2,088,340

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
California Statewide Communities Development Authority Student Housing, (University of California-Irvine), 6%, 2040	$2,125,000	$2,110,146
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,703,715

		$5,902,201
Universities - Secondary Schools - 1.8%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,710,000	$1,922,348
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	3,485,000	4,030,960
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	2,760,000	2,442,048
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	2,610,000	2,410,518
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,570,000	1,306,099
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,516,964
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018	985,000	922,679
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	460,000	376,929
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	437,697
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	565,279
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,515,464
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.4%, 2013	980,000	1,008,616
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	2,955,000	2,960,910
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,579,359
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	1,065,000	923,078
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	2,820,000	2,554,046

		$28,472,994

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 0.5%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$680,000	$678,300
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,800,000	1,583,352
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020	1,700,000	1,689,035
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,050,000	1,009,323
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	2,300,000	2,303,542

		$7,263,552
Utilities - Investor Owned - 2.6%
Brazos River Authority Texas Pollution Control Rev. (TXU Electric), 8.25%, 2030	$1,000,000	$975,050
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	7,265,000	6,664,330
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	310,000	273,581
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	1,871,380
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 4.875%, 2033	2,000,000	1,619,860
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	3,240,000	3,225,776
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	4,500,000	4,400,100
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	1,390,000	1,359,142
Farmington, NM, Pollution Control Rev. (Tucson Electric), “A”, 6.95%, 2020	3,000,000	3,034,590
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	3,095,000	2,794,909
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,952,572
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	1,000,000	1,005,910
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,635,000	2,503,382
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	1,255,000	903,123
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	2,250,000	2,063,970

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	$3,335,000	$3,294,647
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	2,605,000	2,381,986

		$41,324,308
Utilities - Other - 1.3%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	$2,245,000	$1,891,121
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	4,300,000	4,183,083
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	3,756,360
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	5,693,579
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	2,275,000	1,901,445
Tennessee Energy Acquisition Corp., Gas Revenue, “A”, 5.25%, 2026	1,620,000	1,476,533
Tennessee Energy Acquisition Corp., Gas Revenue, “C”, 5%, 2025	1,665,000	1,489,875

		$20,391,996
Water & Sewer Utility Revenue - 5.9%
Alabama Drinking Water Finance Authority, “A”, AMBAC, 4%, 2028	$5,000,000	$4,383,400
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,010,000	1,087,568
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010 (c)	1,000,000	1,076,800
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	5,785,000	5,877,676
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,655,873
Los Angeles, CA, Department of Water & Power Waterworks Rev., “A-2”, AMBAC, 4.75%, 2039	5,020,000	4,703,489
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	655,000	611,108
Massachusetts Water Resources Authority (Charlestown Navy Yard), FSA, 5.25%, 2029	5,185,000	5,577,297
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	8,220,000	7,692,029
Michigan Municipal Bond Authority Rev., 5.5%, 2009 (c)(u)	15,170,000	15,950,041
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	2,155,000	2,170,236
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	5,000,000	5,019,850
New York, NY, Municipal Water & Sewer Finance Authority Rev., “DD”, 5%, 2039	5,000,000	5,015,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	$5,520,000	$5,548,042
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,583,225
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,258,971
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, SBHAC, 5%, 2032	11,155,000	11,227,396
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	4,000,000	4,023,120

		$93,461,471
Total Municipal Bonds (Identified Cost, $1,654,089,705)		$1,550,345,378

Floating Rate Demand Notes - 2.5%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.15%, due 8/01/08	$3,500,000	$3,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 1.85%, due 8/01/08	2,900,000	2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.1%, due 8/01/08	3,940,000	3,940,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.1%, due 8/01/08	13,700,000	13,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.1%, due 8/01/08	15,505,000	15,505,000
New York, NY, “A-4”, 2%, due 8/01/08	400,000	400,000
Total Floating Rate Demand Notes, at Cost		$39,945,000
Total Investments (Identified Cost, $1,694,034,705)		$1,590,290,378

Other Assets, Less Liabilities - (0.8)%		(12,386,221)
Net Assets - 100.0%		$1,577,904,157

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,964,650, representing 2.1% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Portfolio of Investments (unaudited) – continued

Insurers

ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

Inverse Floaters

RITES	Residual Interest Tax-Exempt Security

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $1,694,034,705)	$1,590,290,378
Cash	2,452,974
Receivable for investments sold	3,836,000
Receivable for fund shares sold	4,645,002
Interest receivable	22,670,398
Other assets	6,935
Total assets		$1,623,901,687
Liabilities
Distributions payable	$3,436,849
Payable for investments purchased	12,353,845
Payable to the holder of the floating rate certificate from trust assets	26,231,733
Payable for fund shares reacquired	3,473,919
Payable to affiliates
Management fee	42,992
Shareholder servicing costs	136,775
Distribution and service fees	24,003
Administrative services fee	1,187
Payable for independent trustees’ compensation	39,760
Payable for interest expense and fees	142,727
Accrued expenses and other liabilities	113,740
Total liabilities		$45,997,530
Net assets		$1,577,904,157
Net assets consist of
Paid-in capital	$1,743,547,100
Unrealized appreciation (depreciation) on investments	(103,744,327)
Accumulated net realized gain (loss) on investments	(69,387,790)
Undistributed net investment income	7,489,174
Net assets		$1,577,904,157
Shares of beneficial interest outstanding		207,071,055

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$1,276,332,074
Shares outstanding	167,529,954
Net asset value per share		$7.62
Offering price per share (100/95.25 × net asset value per share)		$8.00
Class B shares
Net assets	$109,895,658
Shares outstanding	14,410,757
Net asset value and offering price per share		$7.63
Class C shares
Net assets	$191,676,425
Shares outstanding	25,130,344
Net asset value and offering price per share		$7.63

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$49,907,534
Expenses
Management fee	$4,614,455
Distribution and service fees	1,348,555
Shareholder servicing costs	487,870
Administrative services fee	100,497
Independent trustees’ compensation	22,826
Custodian fee	104,958
Shareholder communications	48,007
Auditing fees	25,219
Legal fees	16,566
Interest expense and fees	578,575
Miscellaneous	155,958
Total expenses		$7,503,486
Fees paid indirectly	(30,414)
Reduction of expenses by investment adviser	(754,376)
Net expenses		$6,718,696
Net investment income		$43,188,838
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(11,882,263)
Futures contracts	842,771
Swap transactions	532,049
Net realized gain (loss) on investments		$(10,507,443)
Change in unrealized appreciation (depreciation)
Investments	$(75,955,158)
Net realized and unrealized gain (loss) on investments		$(86,462,601)
Change in net assets from operations		$(43,273,763)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/08 (unaudited)	Year ended 1/31/08
From operations
Net investment income	$43,188,838	$90,381,569
Net realized gain (loss) on investments	(10,507,443)	1,639,058
Net unrealized gain (loss) on investments	(75,955,158)	(96,037,039)
Change in net assets from operations	$(43,273,763)	$(4,016,412)
Distributions declared to shareholders
From net investment income
Class A	$(36,441,445)	$(70,087,274)
Class B	(2,936,457)	(6,721,508)
Class C	(4,341,615)	(7,442,444)
Total distributions declared to shareholders	$(43,719,517)	$(84,251,226)
Change in net assets from fund share transactions	$97,500,865	$(28,217,675)
Total change in net assets	$10,507,585	$(116,485,313)
Net assets
At beginning of period	1,567,396,572	1,683,881,885
At end of period (including undistributed net investment income of $7,489,174 and $8,019,853, respectively)	$1,577,904,157	$1,567,396,572

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/08		Years ended 1/31
Class A			2008		2007		2006		2005		2004
	(unaudited)
Net asset value, beginning of period	$8.06		$8.49		$8.41		$8.39		$8.28		$8.12
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47		$0.45		$0.46		$0.48		$0.47
Net realized and unrealized gain (loss) on investments	(0.43)		(0.47)		0.07		0.02		0.09		0.17
Total from investment operations	$(0.21)		$(0.00	)(w)	$0.52		$0.48		$0.57		$0.64
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.43)		$(0.44)		$(0.46)		$(0.46)		$(0.48)
Redemption fees added to paid-in capital (d)	$—		$—		$0.00	(w)	$0.00	(w)	$0.00	(w)	$—
Net asset value, end of period	$7.62		$8.06		$8.49		$8.41		$8.39		$8.28
Total return (%) (r)(s)(t)	(2.65	)(n)	0.04		6.32		5.81		7.16		7.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.86		0.97		0.94	(z)	0.80		0.81
Expenses after expense reductions (f)	0.70	(a)	0.76		0.87		0.84	(z)	0.71		0.79
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.62	(a)	0.63		0.72		0.72		0.71		0.79
Net investment income	5.77	(a)	5.60		5.32		5.47		5.82		5.80
Portfolio turnover	18		38		13		20		13		9
Net assets at end of period (000 Omitted)	$1,276,332		$1,267,514		$1,335,269		$1,080,805		$977,416		$1,003,328

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class B			2008	2007		2006		2005		2004
	(unaudited)
Net asset value, beginning of period	$8.06		$8.50	$8.41		$8.40		$8.28		$8.13
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.39		$0.40		$0.42		$0.41
Net realized and unrealized gain (loss) on investments	(0.42)		(0.47)	0.07		0.00	(w)	0.10		0.16
Total from investment operations	$(0.23)		$(0.07)	$0.46		$0.40		$0.52		$0.57
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.37)	$(0.37)		$(0.39)		$(0.40)		$(0.42)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—
Net asset value, end of period	$7.63		$8.06	$8.50		$8.41		$8.40		$8.28
Total return (%) (r)(s)(t)	(2.91	)(n)	(0.85)	5.64		4.88		6.47		7.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.63	1.74		1.70	(z)	1.57		1.59
Expenses after expense reductions (f)	1.47	(a)	1.53	1.64		1.60	(z)	1.48		1.57
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.39	(a)	1.40	1.50		1.48		1.48		1.57
Net investment income	5.01	(a)	4.83	4.60		4.73		5.05		5.02
Portfolio turnover	18		38	13		20		13		9
Net assets at end of period (000 Omitted)	$109,896		$127,599	$178,566		$220,854		$283,360		$337,065

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/08		Years ended 1/31
Class C			2008	2007		2006		2005		2004
	(unaudited)
Net asset value, beginning of period	$8.06		$8.50	$8.42		$8.40		$8.29		$8.13
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.36		$0.37		$0.39		$0.39
Net realized and unrealized gain (loss) on investments	(0.42)		(0.47)	0.08		0.02		0.10		0.17
Total from investment operations	$(0.24)		$(0.09)	$0.44		$0.39		$0.49		$0.56
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.35)	$(0.36)		$(0.37)		$(0.38)		$(0.40)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00	(w)	$0.00	(w)	$0.00	(w)	$—
Net asset value, end of period	$7.63		$8.06	$8.50		$8.42		$8.40		$8.29
Total return (%) (r)(s)(t)	(3.02	)(n)	(1.08)	5.27		4.76		6.10		6.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.86	1.97		1.94	(z)	1.80		1.81
Expenses after expense reductions (f)	1.70	(a)	1.76	1.87		1.84	(z)	1.71		1.79
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.62	(a)	1.63	1.72		1.72		1.71		1.79
Net investment income	4.74	(a)	4.60	4.30		4.44		4.80		4.78
Portfolio turnover	18		38	13		20		13		9
Net assets at end of period (000 Omitted)	$191,676		$172,283	$170,047		$119,952		$85,715		$78,975

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	After the fund issued its January 31, 2006 financial statements, the fund determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the fiscal year ended January 31, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the expense ratio has been restated to reflect interest expense and fees related to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. The impact of the restatement was to increase the expense ratio by 0.12%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a

Notes to Financial Statements (unaudited) – continued

third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single

Notes to Financial Statements (unaudited) – continued

definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$1,590,290,378	$—	$1,590,290,378
Other Financial Instruments	$—	$—	$—	$—

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts and swap agreements.

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund may hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse

Notes to Financial Statements (unaudited) – continued

floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At July 31, 2008, the fund’s payable to the holder of the floating rate certificate from trust assets was $26,231,733. The weighted average interest rate on the floating rate certificates issued by the trust was 3.004%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2008, interest expense and fees in connection with self-deposited inverse floaters was $578,575. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income,

Notes to Financial Statements (unaudited) – continued

expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

1/31/08
Ordinary income (including any short-term capital gains)	$1,030,222
Tax-exempt income	83,221,004
Total distributions	$84,251,226

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/08
Cost of investments	$1,662,752,065
Gross appreciation	31,454,674
Gross depreciation	(130,148,094)
Net unrealized appreciation (depreciation)	$(98,693,420)

As of 1/31/08
Undistributed ordinary income	$1,358,629
Undistributed tax-exempt income	13,892,801
Capital loss carryforwards	(62,028,389)
Post-October capital loss deferral	(748,625)
Other temporary differences	(7,231,577)
Net unrealized appreciation (depreciation)	(23,892,502)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

1/31/09	$(10,935,605)
1/31/10	(2,971,573)
1/31/11	(18,364,839)
1/31/12	(15,537,212)
1/31/13	(3,190,630)
1/31/14	(10,798,317)
1/31/15	(230,213)
$(62,028,389)

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.60%
Average daily net assets in excess of $1.4 billion	0.57%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2008, this waiver amounted to $749,883 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended July 31, 2008 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $288,704 for the six months ended July 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.77%	$444,999
Class C	0.75%	0.25%	1.00%	1.00%	903,556
Total Distribution and Service Fees					$1,348,555

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2008 based on each class’ average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2008, were as follows:

Amount
Class A	$12,660
Class B	$76,329
Class C	$17,608

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2008, the fee was $228,934, which equated to 0.0296% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $258,936.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

Notes to Financial Statements (unaudited) – continued

The administrative services fee incurred for the six months ended July 31, 2008 was equivalent to an annual effective rate of 0.013% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,510. This amount is included in independent trustees’ compensation for the six months ended July 31, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $39,760 at July 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2008, the fee paid by the fund to Tarantino LLC was $4,540 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $4,493, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $373,784,975 and $273,273,676, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/08		Year ended 1/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,477,572	$190,209,055	37,728,027	$313,421,498
Class B	1,025,353	7,968,233	1,104,161	9,176,463
Class C	5,931,736	46,272,284	6,258,233	52,071,400
	31,434,661	$244,449,572	45,090,421	$374,669,361
Shares issued to shareholders in reinvestment of distributions
Class A	2,424,247	$18,852,201	4,265,096	$35,513,555
Class B	161,979	1,261,567	339,127	2,830,755
Class C	282,257	2,197,138	459,163	3,827,345
	2,868,483	$22,310,906	5,063,386	$42,171,655
Shares reacquired
Class A	(16,716,684)	$(130,014,383)	(41,904,964)	$(345,483,708)
Class B	(2,600,744)	(20,211,627)	(6,630,345)	(55,278,345)
Class C	(2,446,573)	(19,033,603)	(5,358,929)	(44,296,638)
	(21,764,001)	$(169,259,613)	(53,894,238)	$(445,058,691)
Net change
Class A	10,185,135	$79,046,873	88,159	$3,451,345
Class B	(1,413,412)	(10,981,827)	(5,187,057)	(43,271,127)
Class C	3,767,420	29,435,819	1,358,467	11,602,107
	12,539,143	$97,500,865	(3,740,431)	$(28,217,675)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended July 31, 2008, the fund's commitment fee and interest expense on the line of credit were $3,365 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are

Board Review of Investment Advisory Agreement – continued

observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General (the “NYAG Settlement”) concerning market timing and related matters. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint. However, such breakpoint is not applicable because the Fund is currently subject to the advisory fee reduction described above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to the Fund will expire on February 28, 2009. At the time MFS entered

Board Review of Investment Advisory Agreement – continued

into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reduction without the Board’s consent. Following discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed to amend the Fund’s investment advisory agreement. As a result, effective March 1, 2009, the Fund’s investment advisory fee rate will be 0.55% of the Fund’s average daily net assets. In addition, effective March 1, 2009, MFS will observe an expense limitation for the Fund, which may not be modified by MFS without the consent of the Board.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. Eastern time

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. Eastern time

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. Eastern time

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA

02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® High Yield Opportunities Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

7/31/08

HYO-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

September 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Medical & Health Technologies & Services	7.8%
Utilities - Electric Power	7.5%
Gaming & Lodging	7.5%
Broadcasting	7.1%
Cable TV	5.4%

Credit quality of bonds (r)
AAA	2.9%
AA	2.4%
A	2.6%
BBB	3.0%
BB	14.3%
B	45.3%
CCC	25.4%
D	0.1%
Not Rated	4.0%

Portfolio facts
Average Duration (d)(i)	4.5
Average Life (i)(m)	7.5 yrs.
Average Maturity (i)(m)	9.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 7/31/08.

Percentages are based on net assets as of 7/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2008 through July 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2008 through July 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/08	Ending Account Value 7/31/08	Expenses Paid During Period (p) 2/01/08-7/31/08
A	Actual	0.85%	$1,000.00	$985.12	$4.20
	Hypothetical (h)	0.85%	$1,000.00	$1,020.64	$4.27
B	Actual	1.50%	$1,000.00	$982.06	$7.39
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
C	Actual	1.50%	$1,000.00	$981.82	$7.39
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
I	Actual	0.50%	$1,000.00	$987.02	$2.47
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51
W	Actual (i)	0.60%	$1,000.00	$955.71	$0.96
	Hypothetical (h)	0.60%	$1,000.00	$1,021.88	$3.02
R1	Actual (i)	1.50%	$1,000.00	$954.42	$2.40
	Hypothetical (h)	1.50%	$1,000.00	$1,017.40	$7.52
R2	Actual (i)	1.00%	$1,000.00	$955.23	$1.60
	Hypothetical (h)	1.00%	$1,000.00	$1,019.89	$5.02
R3	Actual (i)	0.75%	$1,000.00	$955.47	$1.20
	Hypothetical (h)	0.75%	$1,000.00	$1,021.13	$3.77
R4	Actual (i)	0.50%	$1,000.00	$955.88	$0.80
	Hypothetical (h)	0.50%	$1,000.00	$1,022.38	$2.51

(h)	5% class return per year before expenses.
(i)	For the period of the class inception, 6/02/08 through the stated period end.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

7/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 86.7%
Issuer	Shares/Par	Value ($)

Aerospace - 1.4%
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017	$3,775,000	$3,727,812
Vought Aircraft Industries, Inc., 8%, 2011	5,540,000	5,110,649

		$8,838,461
Airlines - 0.5%
Continental Airlines, Inc., 7.339%, 2014	$3,604,000	$2,702,999
Continental Airlines, Inc., 6.9%, 2017	193,381	156,637
Continental Airlines, Inc., 6.748%, 2017	302,274	235,773

		$3,095,409
Apparel Manufacturers - 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)	$3,605,000	$27,037

Asset Backed & Securitized - 6.3%
Anthracite Ltd., CDO, 6%, 2037 (z)	$1,500,000	$749,999
Arbor Realty Mortgage Securities, CDO, FRN, 5.086%, 2038 (z)	1,318,229	461,379
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	1,025,662	379,494
Babson Ltd., CLO, “D”, FRN, 4.291%, 2018 (n)	1,005,000	619,079
Banc of America Commercial Mortgage, Inc., 6.201%, 2018 (z)	3,830,049	2,416,585
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	897,762	793,579
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017	3,729,874	3,271,373
Banc of America Commercial Mortgage, Inc., FRN, 5.812%, 2017	868,209	770,471
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017	2,500,000	1,543,861
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	834,050	730,768
Crest Ltd., CDO, 7%, 2040	993,500	484,976
Falcon Franchise Loan LLC, FRN, 3.421%, 2025 (i)(z)	1,707,255	177,641
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	2,617,073	2,318,129
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047	1,336,962	1,175,905
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047	1,756,714	1,524,221
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049	2,453,353	1,719,712
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049	6,734,569	4,578,240
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049	1,607,194	1,146,267
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	1,390,000	992,039

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.811%, 2030 (i)		$1,902,972	$64,891
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050		1,390,000	979,671
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		2,831,056	2,465,689
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.902%, 2050		725,000	641,524
Morgan Stanley Capital I, Inc., 1.456%, 2039 (i)(n)		4,926,790	128,836
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)		1,775,000	1,109,375
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)		3,250,000	2,372,500
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)		1,813,000	673,076
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047		1,607,503	1,120,888
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		1,014,976	690,303
Wachovia Bank Commercial Mortgage Trust, FRN, 5.903%, 2051		2,821,707	2,516,614

			$38,617,085
Automotive - 3.1%
Allison Transmission, Inc., 11%, 2015 (n)		$5,680,000	$5,140,400
Fce Bank PLC, 7.125%, 2012	EUR	2,850,000	3,688,406
Ford Motor Credit Co. LLC, 12%, 2015		$3,259,000	2,746,600
Ford Motor Credit Co. LLC, 8%, 2016		4,920,000	3,477,067
Ford Motor Credit Co. LLC, FRN, 4.361%, 2010		1,775,000	1,517,384
General Motors Corp., 8.375%, 2033		4,467,000	2,199,998

			$18,769,855
Broadcasting - 6.3%
Allbritton Communications Co., 7.75%, 2012		$3,672,000	$3,378,240
Bonten Media Acquisition Co., 9%, 2015 (n)(p)		2,560,000	1,945,600
CanWest MediaWorks LP, 9.25%, 2015 (n)		2,040,000	1,581,000
DIRECTV Holdings LLC, 7.625%, 2016 (n)		2,865,000	2,843,513
Grupo Televisa S.A., 8.5%, 2032		406,000	457,612
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012		3,245,000	3,261,225
Lamar Media Corp., 6.625%, 2015		2,875,000	2,587,500
Lamar Media Corp., “C”, 6.625%, 2015		1,820,000	1,638,000
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013		4,375,000	3,576,563
LBI Media, Inc., 8.5%, 2017 (n)		1,895,000	1,452,044
LIN TV Corp., 6.5%, 2013		1,780,000	1,548,600
Local TV Finance LLC, 9.25%, 2015 (n)(p)		2,975,000	2,261,000
Newport Television LLC, 13%, 2017 (n)(p)		3,970,000	3,394,350
Nexstar Broadcasting Group, Inc., 7%, 2014		3,280,000	2,697,800
Univision Communications, Inc., 9.75%, 2015 (n)(p)		5,285,000	4,029,813
Young Broadcasting, Inc., 8.75%, 2014		4,595,000	1,964,363

			$38,617,223

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.7%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$5,125,000	$4,612,500

Building - 1.7%
Associated Materials, Inc., 9.75%, 2012	$860,000	$847,100
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	2,140,000	1,310,750
Building Materials Corp. of America, 7.75%, 2014	2,270,000	1,770,600
Nortek Holdings, Inc., 10%, 2013 (n)	1,460,000	1,306,700
Nortek Holdings, Inc., 8.5%, 2014	3,470,000	1,964,888
Ply Gem Industries, Inc., 9%, 2012	3,500,000	1,820,000
Ply Gem Industries, Inc., 11.75%, 2013 (n)	1,430,000	1,279,850

		$10,299,888
Business Services - 0.7%
SunGard Data Systems, Inc., 10.25%, 2015	$4,033,000	$4,093,495

Cable TV - 4.0%
CCH I Holdings LLC, 11%, 2015	$4,162,000	$3,152,715
CCH II Holdings LLC, 10.25%, 2010	7,445,000	7,091,363
CCO Holdings LLC, 8.75%, 2013	8,410,000	7,779,250
CSC Holdings, Inc., 8.5%, 2015 (n)	2,130,000	2,098,050
Mediacom LLC, 9.5%, 2013	1,290,000	1,219,050
NTL Cable PLC, 9.125%, 2016	3,664,000	3,389,200

		$24,729,628
Chemicals - 3.2%
Braskem S.A., 7.25%, 2018 (z)	$569,000	$566,155
Innophos, Inc., 8.875%, 2014	3,140,000	3,140,000
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	4,981,000	4,482,900
Koppers Holdings, Inc., 9.875%, 2013	2,575,000	2,700,531
Momentive Performance Materials, Inc., 9.75%, 2014	865,000	765,525
Momentive Performance Materials, Inc., 11.5%, 2016	5,118,000	3,940,860
Nalco Co., 7.75%, 2011	960,000	969,600
Nalco Co., 8.875%, 2013	2,715,000	2,803,238

		$19,368,809
Computer Software - 0.7%
First Data Corp., 9.875%, 2015 (n)	$4,770,000	$4,221,450

Consumer Goods & Services - 1.7%
GEO Group, Inc., 8.25%, 2013	$2,465,000	$2,501,975
Jarden Corp., 7.5%, 2017	2,705,000	2,353,350
KAR Holdings, Inc., 10%, 2015	2,310,000	1,917,300

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Goods & Services - continued
Service Corp. International, 7%, 2017	$2,870,000	$2,661,925
Ticketmaster, 10.75%, 2016 (z)	1,180,000	1,221,300

		$10,655,850
Containers - 0.9%
Crown Americas LLC, 7.625%, 2013	$1,465,000	$1,486,975
Graham Packaging Co. LP, 9.875%, 2014	3,720,000	3,180,600
Greif, Inc., 6.75%, 2017	685,000	650,750

		$5,318,325
Defense Electronics - 0.7%
L-3 Communications Corp., 5.875%, 2015	$4,415,000	$4,094,913

Electronics - 1.2%
Avago Technologies Finance, 11.875%, 2015	$4,120,000	$4,387,800
Spansion LLC, 11.25%, 2016 (n)	4,545,000	2,817,900

		$7,205,700
Emerging Market Quasi-Sovereign - 1.8%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$1,338,000	$1,348,035
Codelco, Inc., 5.625%, 2035	3,362,000	2,932,874
Gazprom International S.A., 7.201%, 2020	2,410,793	2,412,481
Majapahit Holding B.V., 7.75%, 2016 (n)	309,000	287,370
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	643,470
OAO Gazprom, 9.625%, 2013	1,340,000	1,470,650
OAO Gazprom, 7.343%, 2013 (z)	216,000	218,700
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	1,708,000	1,662,738
Pemex Project Funding Master Trust, 6.625%, 2035 (n)	191,000	186,741

		$11,163,059
Emerging Market Sovereign - 4.0%
Federative Republic of Brazil, 6%, 2017	$1,011,000	$1,032,737
Federative Republic of Brazil, 8%, 2018	1,632,000	1,821,312
Gabonese Republic, 8.2%, 2017 (n)	1,133,000	1,152,828
Republic of Argentina, 7%, 2013	735,000	542,940
Republic of Argentina, FRN, 3.092%, 2012	3,055,188	2,474,442
Republic of Colombia, 7.375%, 2017	468,000	512,460
Republic of Colombia, 7.375%, 2037	892,000	974,510
Republic of El Salvador, 8.25%, 2032	875,000	914,375
Republic of Indonesia, 6.875%, 2018	573,000	568,703
Republic of Indonesia, 6.875%, 2018 (n)	675,000	669,938
Republic of Indonesia, 7.75%, 2038 (n)	1,939,000	1,922,034

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Peru, 6.55%, 2037	$860,000	$890,960
Republic of Philippines, 8%, 2016	329,000	363,545
Republic of Philippines, 9.5%, 2030	234,000	297,765
Republic of Philippines, 7.75%, 2031	1,405,000	1,538,475
Republic of Turkey, 6.875%, 2036	2,843,000	2,612,006
Republic of Uruguay, 9.25%, 2017	1,349,000	1,598,565
Republic of Uruguay, 8%, 2022	2,331,000	2,470,860
Republic of Uruguay, 7.625%, 2036	236,000	234,820
Republic of Venezuela, 7%, 2018	824,000	636,952
Republic of Venezuela, 7.65%, 2025	1,550,000	1,182,650

		$24,412,877
Energy - Independent - 3.7%
Chaparral Energy, Inc., 8.875%, 2017	$2,860,000	$2,466,750
Hilcorp Energy I LP, 7.75%, 2015 (n)	2,670,000	2,449,725
Hilcorp Energy I LP, 9%, 2016 (n)	1,310,000	1,283,800
Mariner Energy, Inc., 8%, 2017	1,630,000	1,536,275
OPTI Canada, Inc., 8.25%, 2014	5,015,000	5,052,613
Plains Exploration & Production Co., 7%, 2017	3,725,000	3,482,875
Quicksilver Resources, Inc., 7.125%, 2016	4,375,000	3,773,438
SandRidge Energy, Inc., 8%, 2018 (n)	2,535,000	2,509,650

		$22,555,126
Energy - Integrated - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	$674,000	$637,806

Entertainment - 0.8%
AMC Entertainment, Inc., 11%, 2016	$1,740,000	$1,761,750
Marquee Holdings, Inc., 9.505%, 2014	3,945,000	3,126,413

		$4,888,163
Financial Institutions - 0.6%
General Motors Acceptance Corp., 6.875%, 2011	$3,144,000	$2,075,989
General Motors Acceptance Corp., 8%, 2031	2,564,000	1,436,717

		$3,512,706
Food & Beverages - 1.5%
ARAMARK Corp., 8.5%, 2015	$1,500,000	$1,494,375
B&G Foods, Inc., 8%, 2011	1,525,000	1,494,500
Dean Foods Co., 7%, 2016	2,900,000	2,624,500
Del Monte Corp., 6.75%, 2015	2,180,000	2,038,300
Michael Foods, Inc., 8%, 2013	1,400,000	1,382,500

		$9,034,175

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 2.0%
Abitibi-Consolidated, Inc., 7.4%, 2018		$1,870,000	$654,500
Buckeye Technologies, Inc., 8%, 2010		1,805,000	1,809,513
Georgia-Pacific Corp., 7.125%, 2017 (n)		1,535,000	1,416,038
Georgia-Pacific Corp., 8%, 2024		885,000	814,200
Graphic Packaging International Corp., 9.5%, 2013		1,375,000	1,278,750
JSG Funding PLC, 7.75%, 2015		1,365,000	1,228,500
Millar Western Forest Products Ltd., 7.75%, 2013		4,965,000	2,904,525
NewPage Holding Corp., 10%, 2012		355,000	339,913
Smurfit-Stone Container Corp., 8%, 2017		2,530,000	2,068,275

			$12,514,214
Gaming & Lodging - 6.1%
Firekeepers Development Authority, 13.875%, 2015 (z)		$4,225,000	$3,887,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (n)		5,140,000	2,724,200
Harrah’s Operating Co., Inc., 5.5%, 2010		1,645,000	1,431,150
Harrah’s Operating Co., Inc., 5.375%, 2013		2,245,000	1,201,075
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		5,320,000	4,016,600
Harrah’s Operating Co., Inc., 10.75%, 2018 (n)(p)		3,070,000	2,056,900
Host Marriott LP, 7.125%, 2013		1,630,000	1,499,600
Host Marriott LP, 6.75%, 2016		815,000	696,825
Mandalay Resort Group, 9.375%, 2010		1,000,000	975,000
MGM Mirage, 8.375%, 2011		2,485,000	2,242,713
MGM Mirage, 5.875%, 2014		1,975,000	1,560,250
MTR Gaming Group, Inc., 9%, 2012		970,000	788,125
Newland International Properties Corp., 9.5%, 2014 (n)		1,948,000	1,694,760
Pinnacle Entertainment, Inc., 7.5%, 2015		3,755,000	2,797,475
Station Casinos, Inc., 6%, 2012		830,000	556,100
Station Casinos, Inc., 6.5%, 2014		5,955,000	2,873,288
Station Casinos, Inc., 6.875%, 2016		6,275,000	2,855,125
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		7,795,000	3,839,038

			$37,695,224
Industrial - 1.8%
Blount, Inc., 8.875%, 2012		$1,880,000	$1,903,500
JohnsonDiversey Holdings, Inc., 10.67%, 2013		3,670,000	3,670,000
JohnsonDiversey, Inc., 9.625%, 2012	EUR	840,000	1,257,379
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$3,990,000	4,059,825

			$10,890,704
Insurance - Property & Casualty - 0.5%
USI Holdings Corp., 9.75%, 2015 (n)		$4,015,000	$3,242,113

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 1.0%
Bank of America Corp., 8% to 2018, FRN to 2059	$2,650,000	$2,444,625
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	3,795,000	3,510,451

		$5,955,076
Medical & Health Technology & Services - 7.4%
Accellent, Inc., 10.5%, 2013	$2,320,000	$2,134,400
Biomet, Inc., 10%, 2017	1,855,000	1,994,125
Biomet, Inc., 11.625%, 2017	5,895,000	6,226,594
Community Health Systems, Inc., 8.875%, 2015	5,345,000	5,385,088
Cooper Cos., Inc., 7.125%, 2015	2,480,000	2,380,800
Dasa Finance Corp., 8.75%, 2018 (z)	200,000	198,000
DaVita, Inc., 7.25%, 2015	3,290,000	3,236,538
HCA, Inc., 9%, 2014	4,680,000	4,399,041
HCA, Inc., 6.375%, 2015	4,195,000	3,439,900
HCA, Inc., 9.25%, 2016	4,050,000	4,171,500
Psychiatric Solutions, Inc., 7.75%, 2015	2,215,000	2,165,163
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,167,550
U.S. Oncology, Inc., 10.75%, 2014	3,040,000	2,986,800
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,910,000	1,910,000
Universal Hospital Services, Inc., FRN, 6.303%, 2015	590,000	548,700
VWR Funding, Inc., 10.25%, 2015 (p)	2,045,000	1,876,288

		$45,220,487
Metals & Mining - 4.0%
Arch Western Finance LLC, 6.75%, 2013	$2,210,000	$2,204,475
FMG Finance Ltd., 10.625%, 2016 (n)	6,125,000	7,105,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	5,200,000	5,447,000
Freeport-McMoRan Copper & Gold, Inc., FRN, 5.883%, 2015	3,039,000	3,053,648
Peabody Energy Corp., 5.875%, 2016	1,675,000	1,595,438
Peabody Energy Corp., 7.375%, 2016	1,635,000	1,667,700
PNA Group, Inc., 10.75%, 2016	2,965,000	3,520,938

		$24,594,199
Municipals - 0.5%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$3,025,000	$2,798,276

Natural Gas - Distribution - 0.2%
AmeriGas Partners LP, 7.125%, 2016	$1,515,000	$1,374,863

Natural Gas - Pipeline - 1.5%
Atlas Pipeline Partners LP, 8.125%, 2015	$1,270,000	$1,241,425
Atlas Pipeline Partners LP, 8.75%, 2018 (n)	1,655,000	1,626,038

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	$345,000	$349,114
El Paso Corp., 7.25%, 2018	1,785,000	1,767,150
Intergas Finance B.V., 6.875%, 2011 (n)	408,000	397,800
Intergas Finance B.V., 6.875%, 2011	383,000	373,425
TransCapitalInvest Ltd., 7.7%, 2013	554,000	554,000
TransCapitalInvest Ltd., 8.7%, 2018	100,000	100,000
Williams Partners LP, 7.25%, 2017	2,750,000	2,743,125

		$9,152,077
Network & Telecom - 1.9%
Cincinnati Bell, Inc., 8.375%, 2014	$2,910,000	$2,771,775
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,270,000	1,225,550
Qwest Capital Funding, Inc., 7.25%, 2011	3,505,000	3,338,513
Qwest Corp., 7.875%, 2011	1,400,000	1,379,000
Qwest Corp., 8.875%, 2012	465,000	463,838
Windstream Corp., 8.625%, 2016	2,595,000	2,627,438

		$11,806,114
Oil Services - 0.8%
Basic Energy Services, Inc., 7.125%, 2016	$1,870,000	$1,748,450
KazMunaiGaz Finance B.V., 8.375%, 2013 (z)	2,494,000	2,540,763
KazMunaiGaz Finance B.V., 9.125%, 2018 (z)	914,000	929,995

		$5,219,208
Oils - 0.1%
Petroleos de Venezuela S.A., 5.25%, 2017	$1,327,000	$884,446

Other Banks & Diversified Financials - 0.0%
RSHB Capital S.A., 7.125%, 2014 (z)	$200,000	$197,180

Printing & Publishing - 3.0%
American Media Operations, Inc., 10.25%, 2009 (z)	$154,675	$121,420
American Media Operations, Inc., “B”, 10.25%, 2009	4,254,000	3,339,390
Dex Media West LLC, 9.875%, 2013	2,660,000	2,088,100
Dex Media, Inc., 0% to 2008, 9% to 2013	3,250,000	1,950,000
Dex Media, Inc., 0% to 2008, 9% to 2013	2,465,000	1,479,000
Idearc, Inc., 8%, 2016	4,328,000	1,969,240
Morris Publishing, 7%, 2013	2,470,000	1,284,400
Nielsen Finance LLC, 10%, 2014	2,655,000	2,674,913
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	2,135,000	1,457,138
Quebecor World, Inc., 6.125%, 2013 (d)	2,060,000	721,000
R.H. Donnelley Corp., 8.875%, 2016	3,040,000	1,466,800

		$18,551,401

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - 0.9%
Couche-Tard, Inc., 7.5%, 2013		$635,000	$592,138
Eye Care Centers of America, Inc., 10.75%, 2015		1,105,000	1,127,100
General Nutrition Centers, Inc., 7.199%, 2014 (p)		1,650,000	1,402,500
Sally Holdings LLC, 10.5%, 2016		2,560,000	2,464,000

			$5,585,738
Special Products & Services - 0.1%
Independencia International, 9.875%, 2015 (z)		$568,000	$555,930

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013		$2,035,000	$1,831,500

Supermarkets - 0.1%
Stater Brothers Holdings, Inc., 7.75%, 2015		$382,000	$364,810

Telecommunications - Wireless - 1.7%
Alltel Corp., 7%, 2012		$3,015,000	$3,090,375
MetroPCS Wireless, Inc., 9.25%, 2014		3,210,000	3,113,700
Vimpel-Communications, 8.375%, 2013 (z)		733,000	717,589
Wind Acquisition Finance S.A., 10.75%, 2015 (n)		3,500,000	3,622,500

			$10,544,164
Transportation - 0.1%
Autopistas del Sol S.A., 11.5%, 2017 (z)		$994,500	$497,250
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)		340,602	225,649

			$722,899
Transportation - Services - 0.6%
Eurocar Groupe S.A., FRN, 8.356%, 2013 (n)	EUR	1,560,000	$1,763,512
Hertz Corp., 8.875%, 2014		$1,895,000	1,738,663

			$3,502,175
Utilities - Electric Power - 6.3%
Centrais Eletricas Brasileiras S.A., 7.75%, 2015		$1,070,000	$1,124,838
Dynegy Holdings, Inc., 7.5%, 2015		1,480,000	1,402,300
Edison Mission Energy, 7%, 2017		3,535,000	3,340,575
EEB International Ltd., 8.75%, 2014 (n)		992,000	1,051,520
Enersis S.A., 7.375%, 2014		1,693,000	1,801,052
ISA Capital do Brasil S.A., 8.8%, 2017		909,000	954,450
Mirant Americas Generation LLC, 8.3%, 2011		1,900,000	1,938,000
Mirant Americas Generation LLC, 8.5%, 2021		1,250,000	1,112,500
Mirant North America LLC, 7.375%, 2013		3,000,000	3,000,000
NGC Corp. Capital Trust, 8.316%, 2027		1,975,000	1,629,375

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
NRG Energy, Inc., 7.375%, 2016	$11,375,000	$11,033,750
Reliant Energy, Inc., 6.75%, 2014	1,000,000	1,020,000
Reliant Energy, Inc., 7.875%, 2017	1,810,000	1,746,650
Texas Competitive Electric Holdings LLC, 10.25%, 2015 (n)	7,195,000	7,195,000

		$38,350,010
Utilities - Gas - 0.2%
TGI International Ltd., 9.5%, 2017 (n)	$1,005,000	$1,072,838
Total Bonds (Identified Cost, $579,507,342)		$531,395,186

Floating Rate Loans - 6.0% (g)(r)
Aerospace - 0.5%
Hawker Beechcraft Acquisition Co., Letter of Credit, 4.8%, 2014	$124,307	$115,567
Hawker Beechcraft Acquisition Co., Term Loan B, 4.8%, 2014	3,150,852	2,929,309

		$3,044,876
Automotive - 1.1%
Federal Mogul Corp., Term Loan B, 4.4%, 2015	$2,193,104	$1,710,621
Ford Motor Co., Term Loan B, 5.46%, 2013	4,426,212	3,471,810
Mark IV Industries, Inc., Second Lien Term Loan, 11.38%, 2011	3,632,704	1,471,245

		$6,653,676
Broadcasting - 0.4%
Young Broadcasting, Inc., Term Loan, 5.31%, 2012	$2,146,605	$1,846,081
Young Broadcasting, Inc., Term Loan B-1, 5.31%, 2012	792,154	681,252

		$2,527,333
Building - 0.3%
Roofing Supply Group, Inc., Term Loan B, 7.78%, 2013	$2,250,668	$1,552,961

Computer Software - 0.6%
First Data Corp., Term Loan B-1, 5.24%, 2014	$4,242,241	$3,899,328

Energy - Independent - 0.3%
Crimson Exploration, Inc., Second Lien Term Loan, 8.21%, 2012	$1,888,867	$1,662,203

Forest & Paper Products - 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$932,854	$928,190

Gaming & Lodging - 0.5%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 2014 (o)	$5,131,694	$2,976,383

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans - continued
Medical & Health Technology & Services - 0.3%
Community Health Systems, Inc., Delayed Draw Term Loan B, 2014 (q)	$10,394	$9,834
Community Health Systems, Inc., Term Loan, 4.85%, 2014	202,871	191,938
HCA, Inc., Term Loan B, 5.05%, 2013	1,730,540	1,625,986

		$1,827,758
Printing & Publishing - 0.4%
Idearc, Inc., Term Loan B, 4.78%, 2014	$275,139	$203,832
Tribune Co., Term Loan B, 2014 (o)	3,343,966	2,271,824

		$2,475,656
Retailers - 0.1%
Burlington Coat Factory, Term Loan B, 2013 (o)	$932,665	$740,692

Specialty Stores - 0.3%
Michaels Stores, Inc., Term Loan B, 4.75%, 2013	$1,886,741	$1,514,896

Telecommunications - Wireless - 0.2%
Alltel Corp., Term Loan B-2, 2015 (o)	$1,477,371	$1,458,627

Utilities - Electric Power - 0.8%
Calpine Corp., Term Loan, 5.68%, 2009	$2,411,369	$2,261,951
TXU Corp. Term Loan B-3, 6.26%, 2014	3,112,073	2,913,193

		$5,175,144
Total Floating Rate Loans (Identified Cost, $41,252,259)		$36,437,723

Common Stocks - 3.1%
Automotive - 0.1%
General Motors Corp.	35,300	$390,771
Oxford Automotive, Inc. (a)	29	0

		$390,771
Broadcasting - 0.0%
Idearc, Inc.	92,200	$120,782

Cable TV - 1.2%
Cablevision Systems Corp., “A” (a)	60,000	$1,456,800
Comcast Corp., “A”	236,900	4,884,878
Time Warner Cable, Inc. (a)	33,200	943,876

		$7,285,554
Consumer Goods & Services - 0.0%
Central Garden & Pet Co. (a)	28,000	$129,360

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 0.2%
Intel Corp.	58,000	$1,287,020

Energy - Independent - 0.0%
Sandridge Energy, Inc. (a)	490	$23,956

Energy - Integrated - 0.2%
Chevron Corp.	14,100	$1,192,296

Forest & Paper Products - 0.0%
Louisiana-Pacific Corp.	28,000	$236,880

Gaming & Lodging - 0.4%
MGM Mirage (a)	37,400	$1,085,348
Pinnacle Entertainment, Inc. (a)	105,000	1,186,500

		$2,271,848
Major Banks - 0.2%
Bank of America Corp.	22,100	$727,090
JPMorgan Chase & Co.	7,100	288,473

		$1,015,563
Real Estate - 0.1%
Host Hotels & Resorts, Inc., REIT	59,400	$778,734

Special Products & Services - 0.2%
Buckeye Technologies, Inc. (a)	129,900	$1,266,525

Telephone Services - 0.2%
Windstream Corp.	88,700	$1,057,304

Utilities - Electric Power - 0.3%
Reliant Energy, Inc. (a)	96,000	$1,738,560
Total Common Stocks (Identified Cost, $24,066,471)		$18,795,153

Preferred Stocks - 0.8%
Broadcasting - 0.2%
Spanish Broadcasting Systems, Inc., “B”, 10.75% (p)	1,975	$1,244,250

Brokerage & Asset Managers - 0.6%
Merrill Lynch Co., Inc., 8.625%	177,825	$3,654,304
Total Preferred Stocks (Identified Cost, $6,388,362)		$4,898,554

16

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 3.1%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 2.59%, at Cost and Net Asset Value	19,273,436	$19,273,436
Total Investments (Identified Cost, $670,487,870)		$610,800,052

Other Assets, Less Liabilities - 0.3%		1,987,045
Net Assets - 100.0%		$612,787,097

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(e)	The rate shown represents a current effective yield.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $97,818,393, representing 16.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p)	Payment-in-kind security.
(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

17

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 10.25%, 2009	1/18/08	$148,096	$121,420
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,234,842	749,999
Arbor Realty Mortgage Securities, CDO, FRN, 5.086%, 2038	12/20/05	1,318,229	461,379
Autopistas del Sol S.A., 11.5%, 2017	5/16/07-5/24/07	1,021,588	497,250
Banc of America Commercial Mortgage, Inc., 6.201%, 2018	6/19/08	2,776,322	2,416,585
Braskem S.A., 7.25%, 2018	5/29/08	564,086	566,155
Dasa Finance Corp., 8.75%, 2018	5/21/08	196,784	198,000
Falcon Franchise Loan LLC, FRN, 3.421%, 2025	1/29/03	213,253	177,641
Firekeepers Development Authority, 13.875%, 2015	4/22/08	4,118,164	3,887,000
Independencia International, 9.875%, 2015	5/08/08-5/30/08	577,487	555,930
KazMunaiGaz Finance B.V., 8.375%, 2013	6/24/08-6/29/08	2,510,775	2,540,763
KazMunaiGaz Finance B.V., 9.125%, 2018	6/24/08	906,688	929,995
OAO Gazprom, 7.343%, 2013	4/02/08	216,000	218,700
Preferred Term Securities XII Ltd., 9.8%, 2033	1/07/05	1,380,972	1,109,375
Preferred Term Securities XVI Ltd., 14%, 2035	12/08/04-1/25/05	2,567,422	2,372,500
Preferred Term Securities XVII Ltd., 9.3%, 2035	3/09/05	1,426,756	673,076
RSHB Capital S.A., 7.125%, 2014	5/21/08	200,000	197,180
Ticketmaster, 10.75%, 2016	7/16/08-7/17/08	1,192,177	1,221,300
Vimpel-Communications, 8.375%, 2013	4/24/08	733,000	717,589
Total Restricted Securities			$19,611,837
% of Net Assets			3.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers

MBIA	MBIA Insurance Corp.

18

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/08

Forward Foreign Currency Exchange Contracts at 7/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	2,476,528	8/25/08	$3,898,864	$3,857,192	$41,672

Depreciation
SELL	EUR	1,847,641	8/25/08	$2,868,929	$2,877,701	$(8,772)

Swap Agreements at 7/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	2,300,000	JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(195,624)
6/20/09	USD	1,150,000	JPMorgan Chase Bank	4.80% (fixed rate)	(1)	(405,642)
6/20/12	USD	2,300,000	Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(664,669)
6/20/12	USD	1,150,000	Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(321,548)
6/20/13	USD	2,350,000	Goldman Sachs International (a)	5.0% (fixed rate)	(3)	(836,389)
6/20/13	USD	9,200,000	JPMorgan Chase Bank(b)	(4)	5.0% (fixed rate)	518,011
9/20/13	USD	2,000,000	JPMorgan Chase Bank	5.3% (fixed rate)	(5)	42,982
						$(1,862,879)

(1)	Fund to pay notional amount upon a defined credit event by Abitibi Consolidated, 8.375%, 4/01/15.
(2)	Fund to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13.
(3)	Fund to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/01/12.
(4)	Fund to receive notional amount upon a defined credit event by a reference obligation specified in the CDX High Yield Index.
(5)	Fund to pay notional amount upon a defined credit event by Aramark Services, 8.5%, 2/01/15.
(a)	Net unamortized premiums received by the fund amounted to $408,313.
(b)	Net unamortized premiums paid by the fund amounted to $615,250.

At July 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $651,214,434)	$591,526,616
Underlying funds, at cost and value	19,273,436
Total investments, at value (identified cost, $670,487,870)		$610,800,052
Cash	$8,979
Restricted cash	1,000,230
Foreign currency, at value (identified cost, $33,989)	35,421
Receivable for forward foreign currency exchange contracts	41,672
Receivable for investments sold	1,541,631
Receivable for fund shares sold	886,817
Interest and dividends receivable	12,854,712
Receivable from investment adviser	140,585
Swaps, at value (net unamortized premiums paid, $615,250)	560,993
Other assets	3,591
Total assets		$627,874,683
Liabilities
Distributions payable	$1,499,943
Payable for forward foreign currency exchange contracts	8,772
Payable for investments purchased	9,400,121
Payable for fund shares reacquired	1,506,435
Swaps, at value (net unamortized premiums received, $408,313)	2,423,872
Payable to affiliates
Management fee	16,737
Shareholder servicing costs	176,154
Distribution and service fees	16,725
Administrative services fee	499
Payable for independent trustees’ compensation	11,873
Accrued expenses and other liabilities	26,455
Total liabilities		$15,087,586
Net assets		$612,787,097
Net assets consist of
Paid-in capital	$705,034,459
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(61,725,535)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(31,742,424)
Undistributed net investment income	1,220,597
Net assets		$612,787,097
Shares of beneficial interest outstanding		93,923,170

20

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$413,853,427
Shares outstanding	63,449,928
Net asset value per share		$6.52
Offering price per share (100/95.25 × net asset value per share)		$6.85
Class B shares
Net assets	$74,886,512
Shares outstanding	11,445,893
Net asset value and offering price per share		$6.54
Class C shares
Net assets	$86,262,783
Shares outstanding	13,250,831
Net asset value and offering price per share		$6.51
Class I shares
Net assets	$37,306,437
Shares outstanding	5,703,347
Net asset value, offering price, and redemption price per share		$6.54
Class W shares
Net assets	$95,633
Shares outstanding	14,658
Net asset value, offering price, and redemption price per share		$6.52
Class R1 shares
Net assets	$95,484
Shares outstanding	14,593
Net asset value, offering price, and redemption price per share		$6.54
Class R2 shares
Net assets	$95,565
Shares outstanding	14,606
Net asset value, offering price, and redemption price per share		$6.54
Class R3 shares
Net assets	$95,608
Shares outstanding	14,654
Net asset value, offering price, and redemption price per share		$6.52
Class R4 shares
Net assets	$95,648
Shares outstanding	14,660
Net asset value, offering price, and redemption price per share		$6.52

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$30,162,230
Dividends	304,157
Dividends from underlying funds	209,615
Total investment income		$30,676,002
Expenses
Management fee	$2,097,868
Distribution and service fees	1,622,903
Shareholder servicing costs	407,878
Administrative services fee	45,220
Independent trustees’ compensation	12,353
Custodian fee	65,408
Shareholder communications	46,708
Auditing fees	31,338
Legal fees	6,103
Miscellaneous	80,011
Total expenses		$4,415,790
Fees paid indirectly	(3,813)
Reduction of expenses by investment adviser	(1,173,228)
Net expenses		$3,238,749
Net investment income		$27,437,253
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(19,305,484)
Futures contracts	53,386
Swap transactions	613,337
Foreign currency transactions	(160,311)
Net realized gain (loss) on investments and foreign currency transactions		$(18,799,072)
Change in unrealized appreciation (depreciation)
Investments	$(17,099,511)
Swap transactions	(1,235,832)
Translation of assets and liabilities in foreign currencies	32,240
Net unrealized gain (loss) on investments and foreign currency translation		$(18,303,103)
Net realized and unrealized gain (loss) on investments and foreign currency		$(37,102,175)
Change in net assets from operations		$(9,664,922)

See Notes to Financial Statements

22

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/08	Year ended 1/31/08
Change in net assets	(unaudited)
From operations
Net investment income	$27,437,253	$58,786,862
Net realized gain (loss) on investments and foreign currency transactions	(18,799,072)	(2,871,492)
Net unrealized gain (loss) on investments and foreign currency translation	(18,303,103)	(71,113,054)
Change in net assets from operations	$(9,664,922)	$(15,197,684)
Distributions declared to shareholders
From net investment income
Class A	$(18,030,334)	$(40,470,416)
Class B	(3,115,795)	(8,017,465)
Class C	(3,371,425)	(7,548,333)
Class I	(1,550,147)	(4,371,494)
Class W	(1,367)	—
Class R1	(1,219)	—
Class R2	(1,302)	—
Class R3	(1,343)	—
Class R4	(1,384)	—
From net realized gain on investments
Class A	(305,040)	(3,206,632)
Class B	(57,222)	(648,287)
Class C	(61,125)	(645,412)
Class I	(25,021)	(306,690)
Total distributions declared to shareholders	$(26,522,724)	$(65,214,729)
Change in net assets from fund share transactions	$(28,324,941)	$(15,470,526)
Total change in net assets	$(64,512,587)	$(95,882,939)
Net assets
At beginning of period	677,299,684	773,182,623
At end of period (including undistributed net investment income of $1,220,597 and accumulated distributions in excess of net investment income of $142,340)	$612,787,097	$677,299,684

See Notes to Financial Statements

23

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 7/31/08 (unaudited)		Years ended 1/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.90		$7.66	$7.40	$7.63	$7.65	$6.61
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.58	$0.56	$0.56	$0.57	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		(0.70)	0.28	(0.16)	0.08	1.05
Total from investment operations	$(0.10)		$(0.12)	$0.84	$0.40	$0.65	$1.65
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.59)	$(0.58)	$(0.59)	$(0.59)	$(0.61)
From net realized gain on investments	(0.00	)(w)	(0.05)	—	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.28)		$(0.64)	$(0.58)	$(0.63)	$(0.67)	$(0.61)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$6.52		$6.90	$7.66	$7.40	$7.63	$7.65
Total return (%) (r)(s)(t)	(1.49	)(n)	(1.88)	11.89	5.55	8.98	26.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.19	1.27	1.29	1.29	1.34
Expenses after expense reductions (f)	0.85	(a)	0.85	0.85	0.85	0.87	1.01
Net investment income	8.66	(a)	7.70	7.53	7.51	7.62	8.21
Portfolio turnover	48		79	85	66	69	98
Net assets at end of period (000 Omitted)	$413,853		$458,651	$488,673	$338,568	$278,886	$150,334

See Notes to Financial Statements

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Financial Highlights – continued

Class B	Six months ended 7/31/08 (unaudited)		Years ended 1/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.92		$7.68	$7.42	$7.65	$7.67	$6.63
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.53	$0.52	$0.51	$0.53	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		(0.70)	0.28	(0.16)	0.07	1.06
Total from investment operations	$(0.12)		$(0.17)	$0.80	$0.35	$0.60	$1.61
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.54)	$(0.54)	$(0.54)	$(0.57)
From net realized gain on investments	(0.00	)(w)	(0.05)	—	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.26)		$(0.59)	$(0.54)	$(0.58)	$(0.62)	$(0.57)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$6.54		$6.92	$7.68	$7.42	$7.65	$7.67
Total return (%) (r)(s)(t)	(1.79	)(n)	(2.49)	11.17	4.87	8.28	25.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.86	(a)	1.84	1.92	1.94	1.94	1.99
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.52	1.66
Net investment income	7.99	(a)	7.03	6.91	6.88	7.03	7.61
Portfolio turnover	48		79	85	66	69	98
Net assets at end of period (000 Omitted)	$74,887		$90,330	$124,393	$125,667	$151,711	$140,348

See Notes to Financial Statements

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Financial Highlights – continued

Class C	Six months ended 7/31/08 (unaudited)		Years ended 1/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.89		$7.64	$7.38	$7.61	$7.63	$6.60
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.53	$0.51	$0.51	$0.52	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		(0.69)	0.28	(0.16)	0.08	1.06
Total from investment operations	$(0.12)		$(0.16)	$0.79	$0.35	$0.60	$1.60
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.54)	$(0.53)	$(0.54)	$(0.54)	$(0.57)
From net realized gain on investments	(0.00	)(w)	(0.05)	—	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.26)		$(0.59)	$(0.53)	$(0.58)	$(0.62)	$(0.57)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$6.51		$6.89	$7.64	$7.38	$7.61	$7.63
Total return (%) (r)(s)(t)	(1.82	)(n)	(2.40)	11.19	4.86	8.28	25.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.84	1.92	1.94	1.94	1.99
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.52	1.66
Net investment income	8.03	(a)	7.05	6.90	6.88	7.01	7.56
Portfolio turnover	48		79	85	66	69	98
Net assets at end of period (000 Omitted)	$86,263		$92,947	$103,873	$92,613	$101,113	$84,643

See Notes to Financial Statements

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Financial Highlights – continued

Class I	Six months ended 7/31/08 (unaudited)		Years ended 1/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.92		$7.68	$7.42	$7.65	$7.68	$6.64
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.60	$0.59	$0.59	$0.55	$0.63
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		(0.69)	0.28	(0.16)	0.12	1.05
Total from investment operations	$(0.09)		$(0.09)	$0.87	$0.43	$0.67	$1.68
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.62)	$(0.61)	$(0.62)	$(0.62)	$(0.64)
From net realized gain on investments	(0.00	)(w)	(0.05)	—	(0.04)	(0.08)	—
Total distributions declared to shareholders	$(0.29)		$(0.67)	$(0.61)	$(0.66)	$(0.70)	$(0.64)
Redemption fees added to paid-in capital (d)	$—		$—	$0.00 (w)	$0.00 (w)	$0.00 (w)	$—
Net asset value, end of period	$6.54		$6.92	$7.68	$7.42	$7.65	$7.68
Total return (%) (r)(s)	(1.30	)(n)	(1.51)	12.27	5.92	9.23	26.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.84	0.92	0.94	0.93	0.99
Expenses after expense reductions (f)	0.50	(a)	0.50	0.50	0.50	0.51	0.66
Net investment income	8.98	(a)	8.01	7.89	7.86	7.75	8.66
Portfolio turnover	48		79	85	66	69	98
Net assets at end of period (000 Omitted)	$37,306		$35,372	$56,243	$46,871	$33,556	$3,434

See Notes to Financial Statements

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Financial Highlights – continued

Class W	Six months ended 7/31/08 (i)

	(unaudited)
Net asset value, beginning of period	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)
Total from investment operations	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period	$6.52
Total return (%) (r)(s)	(4.43	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)
Expenses after expense reductions (f)	0.60	(a)
Net investment income	9.02	(a)
Portfolio turnover	48
Net assets at end of period (000 Omitted)	$96

See Notes to Financial Statements

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Financial Highlights – continued

Class R1	Six months ended 7/31/08 (i)

	(unaudited)
Net asset value, beginning of period	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)
Total from investment operations	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.08)
Net asset value, end of period	$6.54
Total return (%) (r)(s)	(4.56	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.88	(a)
Expenses after expense reductions (f)	1.50	(a)
Net investment income	8.08	(a)
Portfolio turnover	48
Net assets at end of period (000 Omitted)	$95

See Notes to Financial Statements

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Financial Highlights – continued

Class R2	Six months ended 7/31/08 (i)

	(unaudited)
Net asset value, beginning of period	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)
Total from investment operations	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period	$6.54
Total return (%) (r)(s)	(4.48	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)
Expenses after expense reductions (f)	1.00	(a)
Net investment income	8.58	(a)
Portfolio turnover	48
Net assets at end of period (000 Omitted)	$96

See Notes to Financial Statements

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Financial Highlights – continued

Class R3	Six months ended 7/31/08 (i)

	(unaudited)
Net asset value, beginning of period	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)
Total from investment operations	$(0.31)
Less distributions declared to shareholders
From net investment income	$(0.09)
Net asset value, end of period	$6.52
Total return (%) (r)(s)	(4.45	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)
Expenses after expense reductions (f)	0.75	(a)
Net investment income	8.86	(a)
Portfolio turnover	48
Net assets at end of period (000 Omitted)	$96

See Notes to Financial Statements

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Financial Highlights – continued

Class R4	Six months ended 7/31/08 (i)

	(unaudited)
Net asset value, beginning of period	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)
Total from investment operations	$(0.30)
Less distributions declared to shareholders
From net investment income	$(0.10)
Net asset value, end of period	$6.52
Total return (%) (r)(s)	(4.41	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)
Expenses after expense reductions (f)	0.50	(a)
Net investment income	9.11	(a)
Portfolio turnover	48
Net assets at end of period (000 Omitted)	$96
(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, June 2, 2008 (Classes W, R1, R2, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by a third party pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by a third party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at

33

Notes to Financial Statements (unaudited) – continued

amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by a third party pricing service for proximate time periods. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the

34

Notes to Financial Statements (unaudited) – continued

issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of July 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$42,967,143	$567,832,909	$—	$610,800,052
Other Financial Instruments	$32,900	$(1,862,879)	$—	$(1,829,979)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement

35

Notes to Financial Statements (unaudited) – continued

purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the

36

Notes to Financial Statements (unaudited) – continued

value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund may hold credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is

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Notes to Financial Statements (unaudited) – continued

effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indexes, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At July 31, 2008, the portfolio had unfunded loan commitments of $9,834, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement

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Notes to Financial Statements (unaudited) – continued

purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

39

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

1/31/08
Ordinary income (including any short-term capital gains)	$62,714,558
Long-term capital gain	2,500,171
$65,214,729

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/08
Cost of investments	$670,700,780
Gross appreciation	6,134,793
Gross depreciation	(66,035,521)
Net unrealized appreciation (depreciation)	$(59,900,728)

As of 1/31/08
Undistributed ordinary income	$3,555,555
Undistributed long-term capital gain	431,261
Post-October capital loss deferral	(10,372,527)
Other temporary differences	(4,574,892)
Net unrealized appreciation (depreciation)	(45,099,113)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

40

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2008, this waiver amounted to $484,127 and is reflected as a reduction of total expenses in the Statement of Operations.

The investment adviser has agreed in writing to pay all of the fund’s operating expenses, exclusive of management, distribution and service, and certain other fees and expenses. This written agreement will continue through May 31, 2009 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended July 31, 2008, this reduction amounted to $687,196 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $33,761 for the six months ended July 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$766,511
Class B	0.75%	0.25%	1.00%	1.00%	411,080
Class C	0.75%	0.25%	1.00%	1.00%	445,016
Class W (i)	0.10%	—	0.10%	0.10%	16
Class R1 (i)	0.75%	0.25%	1.00%	1.00%	160
Class R2 (i)	0.25%	0.25%	0.50%	0.50%	80
Class R3 (i)	—	0.25%	0.25%	0.25%	40
Total Distribution and Service Fees					$1,622,903

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

41

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2008 based on each class’ average daily net assets.
(i)	For the period from the class’ inception, June 2, 2008 (Classes W, R1, R2, and R3) through the stated period end.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2008, were as follows:

Amount
Class A	$—
Class B	$86,236
Class C	$8,923

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2008, the fee was $123,324, which equated to 0.0382% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $284,554.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended July 31, 2008 was equivalent to an annual effective rate of 0.0140% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services

42

Notes to Financial Statements (unaudited) – continued

to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $564. This amount is included in independent trustees’ compensation for the six months ended July 31, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $9,131 at July 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2008, the fee paid by the fund to Tarantino LLC was $1,924 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,905, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $302,080,609 and $335,444,248, respectively.

43

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/08 (i)		Year ended 1/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,703,792	$65,524,690	34,726,687	$258,890,967
Class B	382,127	2,581,597	1,926,284	14,510,416
Class C	1,184,497	8,023,662	3,428,590	25,697,373
Class I	1,187,787	8,030,505	3,985,286	30,184,626
Class W	14,559	100,705	—	—
Class R1	14,505	100,629	—	—
Class R2	14,512	100,671	—	—
Class R3	14,557	100,692	—	—
Class R4	14,560	100,713	—	—
	12,530,896	$84,663,864	44,066,847	$329,283,382
Shares issued to shareholders in reinvestment of distributions
Class A	1,960,814	$13,340,617	4,334,643	$32,205,504
Class B	262,386	1,790,629	668,681	4,994,984
Class C	256,220	1,738,940	570,046	4,227,582
Class I	71,863	490,179	168,161	1,249,472
Class W	99	663	—	—
Class R1	88	590	—	—
Class R2	94	631	—	—
Class R3	97	651	—	—
Class R4	100	671	—	—
	2,551,761	$17,363,571	5,741,531	$42,677,542
Shares reacquired
Class A	(14,666,443)	$(99,280,976)	(36,416,984)	$(267,550,156)
Class B	(2,244,841)	(15,214,807)	(5,739,608)	(42,674,279)
Class C	(1,684,917)	(11,338,174)	(4,095,833)	(30,069,410)
Class I	(664,893)	(4,518,419)	(6,364,579)	(47,137,605)
	(19,261,094)	$(130,352,376)	(52,617,004)	$(387,431,450)

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/08 (i)		Year ended 1/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(3,001,837)	$(20,415,669)	2,644,346	$23,546,315
Class B	(1,600,328)	(10,842,581)	(3,144,643)	(23,168,879)
Class C	(244,200)	(1,575,572)	(97,197)	(144,455)
Class I	594,757	4,002,265	(2,211,132)	(15,703,507)
Class W	14,658	101,368	—	—
Class R1	14,593	101,219	—	—
Class R2	14,606	101,302	—	—
Class R3	14,654	101,343	—	—
Class R4	14,660	101,384	—	—
	(4,178,437)	$(28,324,941)	(2,808,626)	$(15,470,526)

(i)	For the period from the class’ inception, June 2, 2008 (Classes W, R1, R2, R3, and R4), through the stated period end.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended July 31, 2008, the fund’s commitment fee and interest expense were $1,499 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,260,181	167,687,481	(156,674,226)	19,273,436

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$209,615	$19,273,436

45

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

46

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

47

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General concerning market timing and related matters (the “NYAG Settlement”), and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction and expense limitation), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

48

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to the Fund will expire on February 28, 2009. At the time MFS entered into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reduction without the Board’s consent. Following

49

Board Review of Investment Advisory Agreement – continued

discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed that, effective March 1, 2009, MFS will no longer be required to observe an advisory fee reduction, and that, effective June 1, 2009, MFS will observe an expense limitation for the Fund, which may not be modified by MFS without the consent of the Board.

In addition, MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Fund’s Class A shares, effective March 1, 2009.

50

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

51

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. Eastern time

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. Eastern time

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. Eastern time

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA

02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Go paperless with eDelivery: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign-up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: September 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: September 12, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 12, 2008

*	Print name and title of each signing officer under his or her signature.